UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Europe Capital
Appreciation Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AEUR-QTLY-0904

1.804846.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value
Canada - 0.3%
Telesystem International Wireless, Inc. (a)	6,000	$ 63,555
Denmark - 3.7%
Coloplast AS Series B	2,600	250,154
Novo Nordisk AS Series B	5,600	284,338
TDC AS	6,300	204,764
TOTAL DENMARK		739,256
Finland - 0.6%
Comptel Oyj	12,900	30,555
F-Secure Oyj (a)	49,200	94,649
TOTAL FINLAND		125,204
France - 11.6%
Alcatel SA sponsored ADR (a)	4,600	59,524
Assurances Generales France SA (Bearer)	1,500	88,373
BNP Paribas SA	2,300	133,790
Casino Guichard Perrachon et Compagnie	1,400	113,790
CNP Assurances	2,100	118,167
France Telecom SA	5,196	128,497
France Telecom SA sponsored ADR	3,200	79,136
L'Air Liquide SA	600	97,030
L'Oreal SA	2,100	150,360
NRJ Group	9,300	190,092
Pernod-Ricard	2,225	266,185
Rhodia SA	57,086	76,874
SEB SA	1,830	194,837
Total SA sponsored ADR	5,300	515,955
Vivendi Universal SA (a)	4,000	99,520
TOTAL FRANCE		2,312,130
Germany - 11.2%
Adidas-Salomon AG	1,200	142,536
Allianz AG (Reg.)	2,900	279,991
DAB Bank AG (a)	28,100	170,957
Deutsche Boerse AG	10,455	508,857
Deutsche Telekom AG (Reg.) (a)	10,400	173,368
Freenet.de AG (a)	3,000	55,909
Fresenius Medical Care AG	2,600	188,848
Fresenius Medical Care AG sponsored ADR	1	24
Puma AG	200	47,130
RWE AG	4,500	220,210
SAP AG	800	128,032
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG (Reg.)	3,300	$ 231,792
Sixt AG	5,600	76,758
TOTAL GERMANY		2,224,412
Greece - 1.6%
Greek Organization of Football Prognostics SA	12,950	248,504
STET Hellas Telecommunications SA ADR	4,500	73,665
TOTAL GREECE		322,169
Israel - 0.4%
Emblaze Ltd. (a)	37,400	65,894
Italy - 4.0%
Banca Intesa Spa	23,105	85,591
Bulgari Spa	11,100	108,904
ENI Spa	15,100	310,214
Fiat Spa (a)	25,700	202,120
Mediaset Spa	8,400	89,544
TOTAL ITALY		796,373
Luxembourg - 0.3%
Millicom International Cellular SA unit (a)	3,200	55,033
Netherlands - 7.5%
ASML Holding NV (NY Shares) (a)	3,000	42,630
Completel Europe NV (a)	6,342	154,412
Hagemeyer NV (a)	49,900	110,995
ING Groep NV (Certificaten Van Aandelen)	11,230	259,525
Koninklijke KPN NV	22,900	169,058
Koninklijke Philips Electronics NV	1,200	29,076
Koninklijke Philips Electronics NV (NY Shares)	2,100	50,883
Royal Dutch Petroleum Co. (Hague Registry)	8,600	432,580
Wolters Kluwer NV (Certificaten Van Aandelen)	14,800	248,771
TOTAL NETHERLANDS		1,497,930
Norway - 2.9%
TANDBERG Television ASA (a)	84,400	583,504
Portugal - 1.0%
Portugal Telecom SGPS SA sponsored ADR	4,500	46,080
PT Multimedia SGPS SA	6,500	139,815
TOTAL PORTUGAL		185,895
Common Stocks - continued
	Shares	Value
Russia - 0.6%
OAO Gazprom sponsored ADR	2,100	$ 61,950
Vimpel Communications sponsored ADR (a)	700	61,215
TOTAL RUSSIA		123,165
Spain - 1.7%
Corporacion Mapfre SA (Reg.)	6,300	72,112
Grupo Auxiliar Metalurgico SA (Gamesa)	5,700	80,048
Repsol YPF SA	8,700	185,310
TOTAL SPAIN		337,470
Sweden - 4.2%
D. Carnegie & Co. AB	7,900	64,586
Modern Times Group AB (MTG) (B Shares) (a)	7,150	120,635
OMHEX AB (a)	6,350	68,461
Skandia Foersaekrings AB	55,300	215,425
Song Networks Holding AB (a)	23,400	130,789
Tele2 AB (B Shares)	2,300	91,396
Telefonaktiebolaget LM Ericsson (B Shares) (a)	55,700	148,775
TOTAL SWEDEN		840,067
Switzerland - 6.6%
Actelion Ltd. (Reg.) (a)	1,749	166,913
Micronas Semiconductor Holding AG (a)	1,623	67,403
Novartis AG sponsored ADR	7,700	343,882
Phonak Holding AG	5,780	165,820
Roche Holding AG (participation certificate)	5,839	576,607
TOTAL SWITZERLAND		1,320,625
Turkey - 1.0%
Turkcell Iletisim Hizmet AS sponsored ADR	6,500	193,765
United Kingdom - 29.3%
3i Group PLC	11,200	116,460
Amlin PLC	40,600	113,120
Axis Shield PLC (a)	17,600	56,890
BP PLC sponsored ADR	8,600	484,696
British Sky Broadcasting Group PLC (BSkyB)	17,500	192,644
BT Group PLC	73,700	255,297
Corin Group PLC	20,800	102,081
Dixons Group PLC	109,500	320,045
Easynet Group PLC (a)	77,103	115,837
GlaxoSmithKline PLC sponsored ADR	8,100	331,695
Hilton Group PLC	57,900	274,932
Common Stocks - continued
	Shares	Value
United Kingdom - continued
ITV PLC	111,275	$ 211,756
Lastminute.com PLC (a)	19,700	46,996
London Stock Exchange PLC	16,885	109,464
Maiden Group PLC	15,100	64,620
N Brown Group PLC	51,200	99,065
NDS Group PLC sponsored ADR (a)	5,700	129,105
Next PLC	4,900	133,579
Prudential PLC	18,400	151,956
Reckitt Benckiser PLC	5,000	136,943
Reuters Group PLC	16,800	99,582
Shell Transport & Trading Co. PLC ADR	10,200	446,760
Shire Pharmaceuticals Group PLC (a)	29,100	257,826
SkyePharma PLC (a)	46,600	47,310
Ted Baker PLC	28,000	205,997
Unilever PLC	11,300	101,276
Vodafone Group PLC	311,200	676,237
Vodafone Group PLC sponsored ADR	4,200	91,266
Warner Chilcott PLC	18,600	203,229
William Hill PLC	12,400	116,518
Woolworths Group PLC	117,800	91,707
Wyevale Garden Centres PLC	9,100	58,829
TOTAL UNITED KINGDOM		5,843,718
United States of America - 0.9%
Synthes, Inc.	371	36,492
Telewest Global, Inc. (a)	12,142	137,205
TOTAL UNITED STATES OF AMERICA		173,697
TOTAL COMMON STOCKS (Cost $16,569,926)		17,803,862
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.0%
United Kingdom - 0.0%
ITV PLC (a)	10,532	8,631
Nonconvertible Preferred Stocks - 1.9%
Germany - 1.9%
Fresenius AG	1,300	96,284
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Germany - continued
Fresenius Medical Care AG	1,500	$ 77,498
Porsche AG (non-vtg.)	300	193,933
TOTAL GERMANY		367,715
TOTAL PREFERRED STOCKS (Cost $302,620)		376,346
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 1.33% (b) (Cost $1,738,022)	1,738,022	1,738,022
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $18,610,568)		19,918,230
NET OTHER ASSETS - 0.0%		8,778
NET ASSETS - 100%		$ 19,927,008
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $18,680,625. Net unrealized appreciation aggregated $1,237,605, of which $2,176,536 related to appreciated investment securities and $938,931 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Overseas Fund: Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

OS-QTLY-0904

1.804851.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

here
Common Stocks - 95.5%
	Shares		Value (000s)
Australia - 1.8%
CSL Ltd.	518,367		$ 9,275
Newcrest Mining Ltd.	111,013		1,108
News Corp. Ltd. sponsored ADR	497,700		15,812
TOTAL AUSTRALIA			26,195
Belgium - 0.2%
Fortis	159,600		3,439
Bermuda - 0.1%
Golar LNG Ltd. (a)	74,400		1,071
Brazil - 2.2%
Aracruz Celulose SA sponsored ADR	140,200		4,851
Banco Bradesco SA sponsored ADR	59,600		2,747
Banco Itau Holding Financeira SA sponsored ADR	60,800		2,811
Companhia Vale do Rio Doce sponsored ADR	58,000		3,126
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	163,200		4,668
Petroleo Brasileiro SA Petrobras sponsored ADR	34,700		981
Tele Norte Leste Participacoes SA ADR	218,800		2,858
Telebras sponsored ADR	96,200		2,776
Uniao de Bancos Brasileiros SA (Unibanco) GDR	134,700		2,924
Votorantim Celulose e Papel SA sponsored ADR	135,100		4,831
TOTAL BRAZIL			32,573
Canada - 4.4%
Agnico-Eagle Mines Ltd.	73,400		970
Angiotech Pharmaceuticals, Inc. (a)	75,200		1,335
Bombardier, Inc. Class B (sub. vtg.)	713,100		1,792
Canadian Natural Resources Ltd.	172,100		5,729
Celestica, Inc. (sub. vtg.) (a)	108,300		1,846
EnCana Corp.	426,600		18,903
Kinross Gold Corp. (a)	722,200		3,836
Meridian Gold, Inc. (a)	88,400		1,176
Petro-Canada	20,200		943
Precision Drilling Corp. (a)	71,000		3,525
Talisman Energy, Inc.	960,200		22,791
Tembec, Inc. (a)	228,300		1,863
Wheaton River Minerals Ltd. (a)	612,500		1,544
TOTAL CANADA			66,253
China - 0.6%
BYD Co. Ltd. (H Shares)	506,000		1,447
Common Stocks - continued
	Shares		Value (000s)
China - continued
China Telecom Corp. Ltd. sponsored ADR	150,200		$ 5,002
Global Bio-Chem Technology Group Co. Ltd.	2,948,000		2,287
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	394,000		34
People's Food Holdings Ltd.	1,259,000		806
TOTAL CHINA			9,576
Denmark - 1.1%
Coloplast AS Series B	19,550		1,881
Danske Bank AS	121,950		2,805
Novo Nordisk AS Series B	88,600		4,499
TDC AS	214,500		6,972
TOTAL DENMARK			16,157
Finland - 0.4%
Nokia Corp.	515,400		5,989
France - 9.6%
Accor SA	106,712		4,527
Alcatel SA sponsored ADR (a)	613,900		7,944
Assurances Generales France SA (Bearer)	36,600		2,156
AXA SA	536,360		10,995
BNP Paribas SA	284,281		16,537
Business Objects SA sponsored ADR (a)	117,300		2,498
Credit Agricole SA	84,800		1,998
Dassault Systemes SA	85,390		3,824
France Telecom SA	535,699		13,248
L'Oreal SA	122,634		8,781
Pernod-Ricard	72,900		8,721
Peugeot Citroen SA	35,000		2,018
Sanofi-Synthelabo SA sponsored ADR	391,100		12,926
Television Francaise 1 SA	72,200		2,057
Total SA Series B	233,097		45,384
TOTAL FRANCE			143,614
Germany - 9.3%
Adidas-Salomon AG	56,789		6,745
Allianz AG (Reg.)	264,800		25,566
BASF AG	225,532		12,014
Bayerische Motoren Werke AG (BMW)	210,252		9,333
Deutsche Bank AG (NY Shares)	42,100		2,926
Deutsche Boerse AG	105,110		5,116
Deutsche Telekom AG sponsored ADR (a)	3,049,400		50,833
Common Stocks - continued
	Shares		Value (000s)
Germany - continued
E.ON AG	54,379		$ 3,869
Fresenius Medical Care AG	73,903		5,368
Infineon Technologies AG sponsored ADR (a)	140,200		1,537
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	44,400		4,259
RWE AG	122,980		6,018
Siemens AG sponsored ADR	77,300		5,430
TOTAL GERMANY			139,014
Greece - 0.3%
Cosmote Mobile Telecommunications SA	118,600		1,911
Greek Organization of Football Prognostics SA	96,260		1,847
TOTAL GREECE			3,758
Hong Kong - 1.2%
Esprit Holdings Ltd.	164,000		730
Hong Kong Exchanges & Clearing Ltd.	1,484,000		3,063
Hutchison Whampoa Ltd.	717,700		4,854
Techtronic Industries Co. Ltd.	4,939,500		7,346
Television Broadcasts Ltd.	374,000		1,539
TOTAL HONG KONG			17,532
India - 2.7%
Bank of Baroda	373,533		1,311
Cipla Ltd.	870,574		4,686
Dr. Reddy's Laboratories Ltd.	124,200		2,036
Housing Development Finance Corp. Ltd.	836,011		10,385
I-Flex Solutions Ltd.	317,918		3,631
Infosys Technologies Ltd.	204,736		6,860
Reliance Industries Ltd.	292,700		3,086
Satyam Computer Services Ltd.	953,946		6,978
State Bank of India	140,300		1,411
Wipro Ltd.	63,870		753
TOTAL INDIA			41,137
Indonesia - 0.1%
PT Bank Mandiri Persero Tbk	11,181,500		1,529
Italy - 0.3%
ENI Spa	246,091		5,056
Japan - 16.9%
Advantest Corp.	50,500		2,961
Aeon Co. Ltd. (d)	79,900		2,745
Canon, Inc.	183,900		9,011
Common Stocks - continued
	Shares		Value (000s)
Japan - continued
Daiwa Securities Group, Inc.	1,053,000		$ 6,922
FamilyMart Co. Ltd.	208,900		6,106
Honda Motor Co. Ltd.	157,800		7,660
Ito Yokado Ltd.	432,400		16,838
JAFCO Co. Ltd.	187,000		11,419
KDDI Corp.	2,935		15,019
Kyocera Corp.	103,900		8,036
Millea Holdings, Inc.	399		5,885
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	1,652		14,967
Mizuho Financial Group, Inc.	4,204		15,955
Murata Manufacturing Co. Ltd.	137,000		6,813
Nikko Cordial Corp.	2,407,000		10,932
Nippon System Development Co. Ltd.	75,600		1,390
Nitto Denko Corp.	81,800		3,428
Nomura Holdings, Inc.	1,299,000		17,926
Nomura Research Institute Ltd.	15,000		1,404
Oriental Land Co. Ltd.	28,300		1,769
ORIX Corp.	70,000		7,579
Rohm Co. Ltd.	47,000		5,038
Seiyu Ltd. (a)	815,000		2,221
SMC Corp.	26,000		2,549
Softbank Corp.	69,900		2,464
Sumitomo Electric Industries Ltd.	643,000		6,130
Sumitomo Mitsui Financial Group, Inc.	3,772		22,762
TDK Corp.	77,500		5,367
Tokyo Electron Ltd.	155,000		7,597
Toyota Motor Corp.	476,800		19,072
UFJ Holdings, Inc. (a)	1,228		4,937
TOTAL JAPAN			252,902
Korea (South) - 2.7%
Honam Petrochemical Corp.	143,750		5,163
Kookmin Bank (a)	133,500		3,679
LG Electronics, Inc.	191,750		8,005
LG Petrochemical Co. Ltd.	27,400		577
Samsung Electro-Mechanics Co. Ltd. (a)	145,370		3,508
Samsung Electronics Co. Ltd.	45,790		16,369
Shinhan Financial Group Co. Ltd.	205,550		3,004
TOTAL KOREA (SOUTH)			40,305
Malaysia - 0.1%
Public Bank BHD (For. Reg.)	1,135,750		2,092
Common Stocks - continued
	Shares		Value (000s)
Netherlands - 4.9%
Aegon NV	52,000		$ 591
ASML Holding NV (a)	1,462,022		20,775
EADS NV	77,100		2,123
ING Groep NV (Certificaten Van Aandelen)	628,246		14,519
Koninklijke Ahold NV (a)	342,100		2,586
Koninklijke KPN NV	639,714		4,723
Unilever NV (NY Shares)	179,200		10,990
VNU NV	413,240		10,906
Wolters Kluwer NV (Certificaten Van Aandelen)	385,507		6,480
TOTAL NETHERLANDS			73,693
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	38,900		838
Portugal - 0.2%
Portugal Telecom SGPS SA (Reg.)	328,694		3,367
Russia - 0.7%
JSC MMC 'Norilsk Nickel' sponsored ADR	56,750		2,906
Lukoil Oil Co. sponsored ADR	31,500		3,434
OAO Gazprom sponsored ADR	109,700		3,236
YUKOS Corp. sponsored ADR	99,261		1,563
TOTAL RUSSIA			11,139
South Africa - 0.4%
Anglogold Ashanti Ltd. sponsored ADR	55,100		1,807
Harmony Gold Mining Co. Ltd. sponsored ADR	132,600		1,453
MTN Group Ltd.	670,893		2,883
TOTAL SOUTH AFRICA			6,143
Spain - 2.2%
Banco Bilbao Vizcaya Argentaria SA	132,100		1,741
Banco Popular Espanol SA (Reg.)	131,900		7,095
Banco Santander Central Hispano SA	912,460		8,632
Telefonica SA	1,091,827		15,893
TOTAL SPAIN			33,361
Sweden - 1.0%
Skandia Foersaekrings AB	264,000		1,028
Skandinaviska Enskilda Banken AB (A Shares)	200,200		2,700
Telefonaktiebolaget LM Ericsson ADR (a)	391,100		10,446
TOTAL SWEDEN			14,174
Common Stocks - continued
	Shares		Value (000s)
Switzerland - 7.3%
ABB Ltd. (Switzerland) (Reg.) (a)	1,019,461		$ 5,499
Actelion Ltd. (Reg.) (a)	16,470		1,572
Adecco SA	112,793		5,230
Compagnie Financiere Richemont unit	235,584		6,078
Credit Suisse Group (Reg.)	411,744		13,229
Nestle SA (Reg.)	47,996		12,252
Novartis AG (Reg.)	590,651		26,378
Roche Holding AG (participation certificate)	183,391		18,110
UBS AG (Reg.)	310,609		20,739
TOTAL SWITZERLAND			109,087
Taiwan - 1.9%
High Tech Computer Corp.	324,000		1,144
Hon Hai Precision Industries Co. Ltd.	1,454,200		5,241
Quanta Computer, Inc.	2,227,268		3,604
Taishin Financial Holdings Co. Ltd.	1,322,000		1,011
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	235,700		1,678
United Microelectronics Corp. (a)	17,825,400		11,380
United Microelectronics Corp. sponsored ADR (a)	493,344		1,825
Yageo Corp. (a)	7,392,000		3,056
TOTAL TAIWAN			28,939
United Kingdom - 18.6%
3i Group PLC	497,653		5,175
Abbey National PLC	497,200		5,134
AstraZeneca PLC (United Kingdom)	375,200		16,858
Aviva PLC	197,500		2,014
BHP Billiton PLC	757,202		6,908
BP PLC	2,467,208		23,175
British Sky Broadcasting Group PLC (BSkyB)	233,600		2,572
Carphone Warehouse Group PLC	705,353		1,740
Dixons Group PLC	2,010,900		5,877
Enterprise Inns PLC	203,300		1,973
Hilton Group PLC	1,520,800		7,221
HSBC Holdings PLC (United Kingdom) (Reg.)	2,149,371		31,742
ITV PLC	3,268,008		6,219
Kesa Electricals PLC	1,082,214		5,538
Lloyds TSB Group PLC	197,000		1,479
Man Group PLC	461,197		10,985
mmO2 PLC (a)	1,945,400		3,171
Prudential PLC	405,798		3,351
Reckitt Benckiser PLC	250,500		6,861
Common Stocks - continued
	Shares		Value (000s)
United Kingdom - continued
Reuters Group PLC	720,900		$ 4,273
Rexam PLC	221,619		1,721
Rio Tinto PLC (Reg.)	695,718		18,240
Royal Bank of Scotland Group PLC	183,700		5,172
Shire Pharmaceuticals Group PLC sponsored ADR (a)	347,600		9,239
Smith & Nephew PLC	1,355,700		14,007
Tesco PLC	1,160,511		5,378
Vodafone Group PLC	29,007,579		63,035
William Hill PLC	138,900		1,305
Xstrata PLC	276,100		3,902
Yell Group PLC	788,000		4,814
TOTAL UNITED KINGDOM			279,079
United States of America - 4.2%
ENSCO International, Inc.	228,300		6,874
Fox Entertainment Group, Inc. Class A (a)	62,200		1,681
Freeport-McMoRan Copper & Gold, Inc. Class B	350,000		12,198
Grant Prideco, Inc. (a)	286,300		5,408
Nabors Industries Ltd. (a)	81,700		3,799
Newmont Mining Corp.	23,500		951
NTL, Inc. (a)	173,700		9,053
Phelps Dodge Corp.	60,400		4,708
Pride International, Inc. (a)	128,100		2,306
Synthes, Inc.	58,774		5,781
Telewest Global, Inc. (a)	579,631		6,550
Weatherford International Ltd. (a)	85,100		3,981
TOTAL UNITED STATES OF AMERICA			63,290
TOTAL COMMON STOCKS (Cost $1,418,143)		1,431,302
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
Fresenius Medical Care AG	93,751		4,844
Porsche AG (non-vtg.)	5,500		3,555
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,821)		8,399
Government Obligations - 1.2%
		Principal Amount (000s)	Value (000s)
Germany - 0.6%
German Federal Republic:
4.25% 7/4/14	EUR	3,750	$ 4,520
- principal STRIPS 0% 1/4/14	EUR	5,580	4,523
TOTAL GERMANY			9,043
Japan - 0.6%
Japan Government 0.1% 8/20/05	JPY	1,014,000	9,123
TOTAL GOVERNMENT OBLIGATIONS (Cost $18,371)			18,166
Money Market Funds - 6.2%
		Shares
Fidelity Cash Central Fund, 1.33% (b)		40,407,474	40,407
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)		52,189,606	52,190
TOTAL MONEY MARKET FUNDS (Cost $92,597)			92,597
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,535,932)			1,550,464
NET OTHER ASSETS - (3.4)%			(51,443)
NET ASSETS - 100%			$ 1,499,021
Currency Abbreviations
EUR - European Monetary Unit
JPY - Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security purchased on a delayed delivery or when issued basis.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,549,097,000. Net unrealized appreciation aggregated $1,367,000, of which $151,846,000 related to appreciated investment securities and $150,479,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Asia Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AEA-QTLY-0904

1.804857.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Cayman Islands - 0.3%
Geely Automobile Holdings Ltd. (a)	1,700,000	$ 104,616
China - 10.2%
China Petroleum & Chemical Corp. (H Shares)	1,918,000	759,720
China Telecom Corp. Ltd. (H Shares)	1,928,000	642,671
Global Bio-Chem Technology Group Co. Ltd.	308,000	238,899
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	80,500	6,915
PetroChina Co. Ltd. (H Shares)	1,458,000	728,125
Ping An Insurance Co. Ltd.	331,759	423,208
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	1,038,000	369,291
Yanzhou Coal Mining Co. Ltd. (H Shares)	654,000	792,351
TOTAL CHINA		3,961,180
Hong Kong - 14.2%
Bank of East Asia Ltd.	158,400	448,803
CNOOC Ltd.	981,500	471,414
Esprit Holdings Ltd.	106,500	473,792
Hengan International Group Co. Ltd.	462,000	282,829
Hutchison Whampoa Ltd.	145,000	980,615
Li & Fung Ltd.	114,000	157,847
PCCW Ltd. (a)	650,000	445,836
Sino Land Co.	1,104,000	693,543
Sun Hung Kai Properties Ltd.	140,000	1,184,623
Wing Hang Bank Ltd.	60,000	360,772
TOTAL HONG KONG		5,500,074
India - 7.2%
Bharat Forge Ltd.	13,590	200,032
Cipla Ltd.	50,490	271,752
Infosys Technologies Ltd.	19,600	656,715
ITC Ltd.	100	2,238
Oil & Natural Gas Corp. Ltd.	31,243	483,082
Reliance Industries Ltd.	46,760	493,065
State Bank of India	42,295	425,304
Zee Telefilms Ltd.	87,520	265,212
TOTAL INDIA		2,797,400
Indonesia - 4.2%
PT Astra International Tbk	669,000	406,096
PT Bank Mandiri Persero Tbk	1,387,000	189,625
PT Bumi Resources Tbk	2,389,500	150,274
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Hanjaya Mandala Sampoerna Tbk	798,500	$ 475,972
PT Indosat Tbk	935,500	422,064
TOTAL INDONESIA		1,644,031
Korea (South) - 23.4%
Hana Bank	25,230	480,159
Hynix Semiconductor, Inc. (a)	92,450	713,287
Kumho Electric Co. Ltd.	4,630	147,652
LG Corp.	40,070	583,960
LG Electronics, Inc.	19,160	799,907
LG.Philips LCD Co. Ltd.	3,520	100,787
LG.Philips LCD Co. Ltd. ADR	13,450	189,645
NCsoft Corp. (a)	4,150	304,179
Nong Shim Co. Ltd.	1,500	296,399
S-Oil Corp.	8,620	381,305
Samsung Electronics Co. Ltd.	8,007	2,862,339
Samsung SDI Co. Ltd.	5,880	551,959
Shinsegae Co. Ltd.	2,270	530,283
SK Corp.	28,020	1,136,173
TOTAL KOREA (SOUTH)		9,078,034
Malaysia - 8.4%
Berjaya Sports Toto BHD	103,300	100,582
Commerce Asset Holding BHD	265,500	326,984
Lafarge Malayan Cement BHD	1,753,900	401,551
Malaysian International Shipping Corp. BHD	18,800	59,863
Public Bank BHD (For. Reg.)	369,825	681,257
Scomi Group BHD	671,000	231,318
SP Setia BHD	288,700	287,181
Telekom Malaysia BHD	185,900	503,887
Tenaga Nasional BHD	111,700	292,478
WTK Holdings BHD	223,200	364,168
TOTAL MALAYSIA		3,249,269
Philippines - 1.4%
Philippine Long Distance Telephone Co. (a)	24,170	539,605
Singapore - 6.0%
City Developments Ltd.	103,000	365,620
Datacraft Asia Ltd. (a)	347,000	289,745
DBS Group Holdings Ltd.	135,000	1,217,667
Keppel Corp. Ltd.	105,000	446,041
TOTAL SINGAPORE		2,319,073
Common Stocks - continued
	Shares	Value
Taiwan - 14.6%
ASUSTeK Computer, Inc.	202,000	$ 445,719
AU Optronics Corp.	619,150	721,340
Chi Mei Optoelectronics Corp.	206,000	276,364
Chinatrust Financial Holding Co.	940,433	960,077
Continental Engineering Corp.	965,000	423,021
E.Sun Financial Holdings Co. Ltd. (a)	944,000	549,903
Far EasTone Telecommunications Co. Ltd.	78,000	77,105
MediaTek, Inc.	61,410	354,115
Novatek Microelectronics Corp.	110,000	289,644
Optimax Technology Corp.	120,116	254,438
Phoenix Precision Technology Corp. (a)	435,704	201,252
Powerchip Semiconductor Corp. (a)	951,000	674,290
Powerchip Semiconductor Corp. unit (a)	10,529	74,229
Yuen Foong Yu Paper Manufacturing Co.	838,080	369,850
TOTAL TAIWAN		5,671,347
Thailand - 3.1%
Advanced Info Service PCL (For. Reg.)	100,300	233,115
Bangchak Petroleum PCL unit (a)	896,520	323,403
Banpu PCL (For. Reg.)	65,700	222,685
PTT PCL (For. Reg.)	77,900	288,553
TelecomAsia Corp. PCL rights 4/30/08 (a)	190,863	0
Total Access Communication PLC (a)	47,200	130,272
TOTAL THAILAND		1,198,028
United Kingdom - 3.2%
HSBC Holdings PLC (Hong Kong) (Reg.)	84,176	1,243,111
TOTAL COMMON STOCKS (Cost $38,463,658)		37,305,768
Nonconvertible Preferred Stocks - 2.6%

Korea (South) - 2.6%
Hyundai Motor Co. Ltd.	29,160	654,944
Samsung Electronics Co. Ltd.	1,420	350,587
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $820,230)		1,005,531
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 1.33% (b) (Cost $367,059)	367,059	$ 367,059
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $39,650,947)		38,678,358
NET OTHER ASSETS - 0.3%		112,271
NET ASSETS - 100%		$ 38,790,629
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $39,803,691. Net unrealized depreciation aggregated $1,125,333, of which $2,555,526 related to appreciated investment securities and $3,680,859 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Global Equity
Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AGLO-QTLY-0904

1.804860.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 2.1%
AMP Ltd.	10,900	$ 47,973
Australia & New Zealand Banking Group Ltd.	5,709	72,374
Australian Gas Light Co.	1,053	9,313
Australian Stock Exchange Ltd.	700	7,739
AXA Asia Pacific Holdings Ltd.	17,000	37,828
BHP Billiton Ltd.	12,385	114,437
Billabong International Ltd.	2,500	14,250
Brambles Industries Ltd.	4,900	20,500
Coca-Cola Amatil Ltd.	4,942	24,353
Coles Myer Ltd.	1,000	6,240
Commonwealth Bank of Australia	3,300	72,319
CSL Ltd.	2,724	48,740
Fosters Group Ltd.	6,500	21,125
Gunns Ltd.	1,177	11,211
Lion Nathan Ltd.	2,700	13,210
Macquarie Airports Fund	4,600	7,265
National Australia Bank Ltd.	600	11,302
Newcrest Mining Ltd.	2,100	20,962
News Corp. Ltd.	3,019	25,586
Origin Energy Ltd.	2,046	8,732
Publishing & Broadcasting Ltd.	655	6,207
QBE Insurance Group Ltd.	3,049	26,710
Rinker Group Ltd.	784	4,535
Rio Tinto Ltd.	668	17,767
Westfield Group unit (a)	5,100	54,236
Westpac Banking Corp.	4,400	52,043
Woodside Petroleum Ltd.	800	10,102
Woolworths Ltd.	2,000	16,440
TOTAL AUSTRALIA		783,499
Belgium - 0.5%
Agfa-Gevaert NV	1,700	40,676
Colruyt NV	700	90,561
Mobistar SA (a)	800	52,951
TOTAL BELGIUM		184,188
Bermuda - 0.2%
Bunge Ltd.	2,000	80,260
Canada - 2.4%
Ainsworth Lumber Ltd. (a)	270	5,078
Alcan, Inc.	450	17,800
Angiotech Pharmaceuticals, Inc. (a)	380	6,747
Common Stocks - continued
	Shares	Value
Canada - continued
Astral Media, Inc. Class A (non-vtg.)	240	$ 5,104
Bank of Montreal, Quebec	650	27,090
Bank of Nova Scotia	1,580	43,504
Barrick Gold Corp.	470	8,988
BCE, Inc.	880	18,524
Bombardier, Inc. Class B (sub. vtg.)	1,710	4,297
Brascan Corp. Class A (ltd. vtg.)	645	17,716
Calloway Real Estate Investment Trust	460	5,312
Canadian Imperial Bank of Commerce	730	36,400
Canadian National Railway Co.	170	7,625
Canadian Natural Resources Ltd.	900	29,961
Canfor Corp.	1,280	14,733
CanWest Global Communications Corp. (sub. vtg.) (a)	760	6,003
Cedara Software Corp. (a)	570	4,588
Celestica, Inc. (sub. vtg.) (a)	810	13,808
CHC Helicopter Corp. Class A (sub. vtg.)	240	8,071
Chum Ltd. Class B (non-vtg.)	270	5,637
Cinram International, Inc.	690	11,560
Corby Distilleries Ltd. Class A	70	3,476
CryoCath Technologies, Inc. (a)	750	3,921
Cryptologic, Inc.	370	5,367
EnCana Corp.	574	25,434
Falconbridge Ltd.	610	14,038
First Quantum Minerals Ltd. (a)	460	4,817
Fraser Papers, Inc. (a)	134	1,905
Geac Computer Corp. Ltd. (a)	890	5,825
Gerdau AmeriSteel Corp. (a)	1,900	8,505
Great-West Lifeco, Inc.	80	3,096
GSI Lumonics, Inc. (a)	560	7,503
Home Capital Group, Inc.	380	6,432
Inco Ltd. (a)	270	8,954
Inmet Mining Corp. (a)	860	12,325
IPSCO, Inc.	570	13,293
Loblaw Companies Ltd.	360	16,873
Manulife Financial Corp.	770	30,817
Mediagrif Interactive Technologies, Inc. (a)	280	2,288
Mega Bloks, Inc. (a)	270	4,160
Mitec Telecom, Inc. (a)	2,730	3,430
Mullen Transportation, Inc.	190	5,932
National Bank of Canada	730	24,581
Noranda, Inc.	530	8,943
Norbord, Inc.	670	6,043
Common Stocks - continued
	Shares	Value
Canada - continued
Nortel Networks Corp. (a)	4,070	$ 14,896
Open Text Corp. (a)	670	17,052
Pason Systems, Inc.	90	2,299
Petro-Canada	360	16,805
PetroKazakhstan, Inc. Class A	540	17,022
Placer Dome, Inc.	780	12,417
Power Corp. of Canada (sub. vtg.)	180	3,893
Power Financial Corp.	140	3,127
Quebecor, Inc. Class B (sub. vtg.) (a)	470	9,600
Reitmans Canada Ltd. Class A (non-vtg.)	540	6,931
Research in Motion Ltd. (a)	140	8,658
Riverside Forest Products Ltd.	260	4,025
Rogers Wireless Communications, Inc. Class B (a)	470	13,790
RONA, Inc. (a)	660	13,605
Royal Bank of Canada	610	28,223
Russel Metals, Inc.	1,010	8,723
Sierra Wireless, Inc. (a)	180	5,663
Sino-Forest Corp. (a)	2,080	4,381
Sun Life Financial, Inc.	1,030	28,593
Talisman Energy, Inc.	780	18,513
Teck Cominco Ltd. Class B (sub. vtg.)	820	15,064
Telesystem International Wireless, Inc. (a)	790	8,368
TELUS Corp.	300	5,692
TELUS Corp. (non-vtg.)	320	5,513
Toromont Industries Ltd.	450	6,483
Toronto-Dominion Bank	1,170	38,993
Transat A.T., Inc. (a)	600	9,208
TSX Group, Inc.	355	12,753
Tundra Semiconductor Corp. Ltd. (a)	290	3,842
Tundra Semiconductor Corp. Ltd. (a)(c)	100	1,325
TVA Group, Inc. Class B	340	5,525
Vitran Corp., Inc. Class A (a)	350	5,595
Wajax Ltd.	200	1,362
West Fraser Timber Co. Ltd.	300	11,217
Wheaton River Minerals Ltd. (a)	2,060	5,192
TOTAL CANADA		900,852
Cayman Islands - 1.0%
Noble Corp. (a)	5,960	230,771
Seagate Technology	11,820	135,575
TOTAL CAYMAN ISLANDS		366,346
Common Stocks - continued
	Shares	Value
Denmark - 0.8%
Danske Bank AS	4,230	$ 97,299
ISS AS	1,928	94,776
Novo Nordisk AS Series B	2,000	101,549
TOTAL DENMARK		293,624
Finland - 0.3%
Fortum Oyj	9,240	127,206
France - 3.7%
Alcatel SA (RFD) (a)	4,100	53,054
Aventis SA (France)	2,493	195,825
AXA SA	7,374	151,167
BNP Paribas SA	2,092	121,691
CNP Assurances	600	33,762
Credit Agricole SA	4,063	95,749
Sanofi-Synthelabo SA (a)	500	33,050
Societe Generale Series A	800	65,600
Suez SA (France)	2,800	55,279
Total SA Series B	2,025	394,268
Vivendi Universal SA (a)	8,300	206,504
TOTAL FRANCE		1,405,949
Germany - 1.5%
Allianz AG (Reg.)	1,800	173,788
Continental AG	2,000	94,240
Deutsche Boerse AG	877	42,685
Deutsche Telekom AG (Reg.) (a)	9,200	153,364
Merck KGaA	800	44,862
Siemens AG (Reg.)	800	56,192
TOTAL GERMANY		565,131
Greece - 0.5%
Cosmote Mobile Telecommunications SA	4,300	69,279
EFG Eurobank Ergasias SA	3,100	66,867
Greek Organization of Football Prognostics SA	3,500	67,163
TOTAL GREECE		203,309
Hong Kong - 0.8%
Bank of East Asia Ltd.	4,452	12,614
Cafe de Coral Holdings Ltd.	6,000	6,500
Cheung Kong Holdings Ltd.	3,000	22,212
CLP Holdings Ltd.	8,900	49,977
Esprit Holdings Ltd.	3,500	15,571
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	9,000	$ 12,404
Henderson Land Development Co. Ltd.	4,000	17,590
Hong Kong & China Gas Co. Ltd.	10,400	18,133
Hong Kong Electric Holdings Ltd.	1,500	6,404
Hysan Development Co. Ltd.	9,000	16,212
Jardine Matheson Holdings Ltd.	1,000	12,200
PCCW Ltd. (a)	44,000	30,180
Sun Hung Kai Properties Ltd.	3,000	25,385
Swire Pacific Ltd. (A Shares)	2,500	16,667
Television Broadcasts Ltd.	4,000	16,462
Wharf Holdings Ltd.	4,000	12,308
Wing Hang Bank Ltd.	500	3,006
TOTAL HONG KONG		293,825
Ireland - 0.3%
CRH PLC	5,527	124,601
Italy - 1.3%
Autostrade Spa	4,940	96,346
Banca Intesa Spa	13,109	48,562
Banco Popolare di Verona e Novara	7,490	124,818
ENI Spa	8,911	183,068
Riunione Adriatica di Sicurta Spa (RAS)	2,315	41,696
TOTAL ITALY		494,490
Japan - 10.7%
Acom Co. Ltd.	520	33,530
Advantest Corp.	400	23,454
Aisin Seiki Co. Ltd.	1,200	26,278
Ajinomoto Co., Inc.	1,000	11,646
Asahi Glass Co. Ltd.	5,000	45,056
Bridgestone Corp.	3,000	54,229
Canon, Inc.	1,000	49,000
Culture Convenience Club Co. Ltd.	900	11,331
Dai Nippon Printing Co. Ltd.	1,000	14,182
Daicel Chemical Industries Ltd.	3,000	14,164
Dainippon Ink & Chemicals, Inc.	4,000	9,209
Dainippon Screen Manufacturing Co. Ltd.	3,000	15,109
Daiwa House Industry Co. Ltd.	1,000	10,414
Daiwa Securities Group, Inc.	5,000	32,870
Denki Kagaku Kogyo KK	4,000	13,058
Denso Corp.	1,800	44,193
East Japan Railway Co.	11	60,048
Common Stocks - continued
	Shares	Value
Japan - continued
FamilyMart Co. Ltd.	900	$ 26,305
Fanuc Ltd.	300	17,321
Fast Retailing Co. Ltd.	400	28,239
Fuji Heavy Industries Ltd.	4,000	21,943
Fuji Photo Film Co. Ltd.	2,000	60,075
Fuji Television Network, Inc.	16	34,966
Fujikura Ltd.	4,000	19,425
Fujisawa Pharmaceutical Co. Ltd.	1,000	24,282
Fujitsu Ltd.	10,000	62,053
Funai Electric Co. Ltd.	200	28,059
Furukawa Electric Co. Ltd.	3,000	12,249
Hitachi Cable Ltd.	4,000	16,979
Hitachi Chemical Co. Ltd.	1,300	18,706
Hitachi Information Systems Co. Ltd.	400	10,612
Honda Motor Co. Ltd.	2,500	121,350
Isetan Co. Ltd.	800	9,173
Ito Yokado Ltd.	2,000	77,881
ITOCHU TECHNO-SCIENCE Corp. (CTC)	600	22,123
Izumi Co. Ltd.	400	9,083
JAFCO Co. Ltd.	500	30,532
JFE Holdings, Inc.	1,700	40,744
Kamigumi Co. Ltd.	2,000	13,742
Kaneka Corp.	1,000	8,777
KDDI Corp.	13	66,523
Keyence Corp.	100	21,188
Konica Minolta Holdings, Inc.	2,500	32,758
Kyocera Corp.	600	46,405
Matsushita Electric Industrial Co. Ltd.	5,000	67,300
Meitec Corp.	600	21,044
Millea Holdings, Inc.	5	73,744
Mitsubishi Electric Corp.	7,000	31,980
Mitsubishi Securities Co. Ltd.	3,000	34,777
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	10	90,600
Mitsui & Co. Ltd.	5,000	37,547
Mitsui Fudosan Co. Ltd.	3,000	33,401
Mitsui O.S.K. Lines Ltd.	3,000	15,621
Mizuho Financial Group, Inc.	27	102,469
Murata Manufacturing Co. Ltd.	500	24,866
NEC Corp.	4,000	25,001
NGK Insulators Ltd.	3,000	23,688
NGK Spark Plug Co. Ltd.	4,000	39,102
Nichicon Corp.	700	8,228
Common Stocks - continued
	Shares	Value
Japan - continued
Nintendo Co. Ltd.	300	$ 33,455
Nippon Electric Glass Co. Ltd.	2,000	35,649
Nippon Express Co. Ltd.	2,000	10,594
Nippon Sheet Glass Co. Ltd.	2,000	7,518
Nippon Steel Corp.	20,000	40,649
Nippon Television Network Corp.	330	52,737
Nippon Unipac Holding	2	9,839
Nishi-Nippon Bank Ltd.	6,000	24,929
Nissan Motor Co. Ltd.	4,800	51,887
Nitto Denko Corp.	700	29,336
NOK Corp.	1,600	48,348
Nomura Holdings, Inc.	2,000	27,600
Nomura Research Institute Ltd.	200	18,724
NS Solutions Corp.	200	5,900
NS Solutions Corp. New (a)	200	5,900
NTN Corp.	3,000	15,621
NTT Data Corp.	6	17,213
NTT DoCoMo, Inc.	21	36,638
Olympus Corp.	2,000	38,761
Oriental Land Co. Ltd.	300	18,751
ORIX Corp.	300	32,483
Pioneer Corp.	400	8,669
Renown D'urban Holdings, Inc. (a)	900	13,662
Ricoh Co. Ltd.	3,000	58,546
Rohm Co. Ltd.	800	85,759
Sanden Corp.	4,000	25,900
Sanken Electric Co. Ltd.	2,000	22,483
Sankyo Co. Ltd. (Gunma)	500	18,886
Seiko Epson Corp.	600	23,526
Seven Eleven Japan Co. Ltd.	1,000	30,757
SFCG Co. Ltd.	380	77,336
Sharp Corp.	2,000	28,940
Shimachu Co. Ltd.	1,300	31,449
Shin-Etsu Chemical Co. Ltd.	800	27,195
Skylark Co. Ltd.	500	9,308
SMC Corp.	200	19,605
Sompo Japan Insurance, Inc.	3,000	29,651
Sony Corp.	1,200	41,580
Stanley Electric Co. Ltd.	2,900	44,284
Sumitomo Chemical Co. Ltd.	10,000	41,189
Sumitomo Corp.	4,000	27,987
Sumitomo Electric Industries Ltd.	5,000	47,664
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	17	$ 102,586
Sumitomo Osaka Cement Co. Ltd.	1,000	2,518
Sumitomo Realty & Development Co. Ltd.	4,000	45,650
Suzuki Motor Corp.	1,300	23,149
Taiyo Yuden Co. Ltd.	3,000	36,153
Takeda Pharmaceutical Industries Ltd.	800	37,484
Teijin Ltd.	7,000	24,363
Terumo Corp.	900	21,854
Tokyo Broadcasting System, Inc.	2,400	40,966
Tokyo Electron Ltd.	500	24,507
Toppan Printing Co. Ltd.	3,000	30,055
Toray Industries, Inc.	7,000	33,239
Toshiba Machine Co. Ltd.	6,000	24,174
Tostem Inax Holding Corp.	1,000	20,370
Toyota Motor Corp.	5,200	208,000
UFJ Holdings, Inc. (a)	18	72,359
Yamaha Motor Co. Ltd.	3,000	46,000
Yamanouchi Pharmaceutical Co. Ltd.	600	20,612
TOTAL JAPAN		4,069,579
Luxembourg - 0.1%
Millicom International Cellular SA unit (a)	1,300	22,357
Netherlands - 1.2%
Euronext NV	2,050	54,571
ING Groep NV (Certificaten Van Aandelen)	5,810	134,269
James Hardie Industries NV	1,200	4,801
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	7,000	218,070
Rodamco Europe NV	800	49,344
TOTAL NETHERLANDS		461,055
Netherlands Antilles - 0.3%
Schlumberger Ltd. (NY Shares)	1,900	122,208
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp.	700	6,016
Sky City Entertainment Group Ltd.	2,400	7,400
Telecom Corp. of New Zealand Ltd.	5,317	20,686
TOTAL NEW ZEALAND		34,102
Norway - 0.6%
DnB NOR ASA	9,380	64,181
Statoil ASA	4,200	52,536
Common Stocks - continued
	Shares	Value
Norway - continued
Telenor ASA	11,600	$ 78,874
Yara International ASA	3,701	32,709
TOTAL NORWAY		228,300
Papua New Guinea - 0.0%
Oil Search Ltd.	15,400	14,594
Singapore - 0.6%
City Developments Ltd.	3,000	10,649
City Developments Ltd. warrants 10/5/06 (a)	300	621
DBS Group Holdings Ltd.	3,000	27,059
Flextronics International Ltd. (a)	10,070	126,580
Keppel Corp. Ltd.	4,000	16,992
Oversea-Chinese Banking Corp. Ltd.	1,000	7,449
Singapore Exchange Ltd.	6,000	6,075
Singapore Post Ltd.	34,000	16,026
United Overseas Bank Ltd.	3,096	24,682
TOTAL SINGAPORE		236,133
Spain - 2.0%
Acerinox SA (Reg.)	4,000	55,356
Actividades de Construccion y Servicios SA (ACS)	4,053	67,590
Altadis SA (Spain)	8,400	262,189
Banco Popular Espanol SA (Reg.)	1,030	55,407
Corporacion Mapfre SA (Reg.)	3,100	35,484
Sogecable SA (a)	2,450	90,582
Telefonica SA	14,253	207,476
TOTAL SPAIN		774,084
Sweden - 1.3%
Hennes & Mauritz AB (H&M) (B Shares)	3,750	96,493
Skandia Foersaekrings AB	15,000	58,433
Svenska Handelsbanken AB (A Shares)	4,678	87,156
Telefonaktiebolaget LM Ericsson (B Shares) (a)	87,600	233,980
TOTAL SWEDEN		476,062
Switzerland - 3.1%
ABB Ltd. (Switzerland) (Reg.) (a)	5,804	31,308
Adecco SA	1,554	72,059
Compagnie Financiere Richemont unit	3,017	77,839
Credit Suisse Group (Reg.)	1,956	62,846
Nestle SA (Reg.)	697	177,923
Novartis AG (Reg.)	6,575	293,640
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG (participation certificate)	2,467	$ 243,619
Swiss Life Holding (a)	622	72,470
UBS AG (Reg.)	2,419	161,517
TOTAL SWITZERLAND		1,193,221
United Kingdom - 9.2%
3i Group PLC	18,920	196,734
Anglo American PLC (United Kingdom)	3,557	75,657
AstraZeneca PLC (Sweden)	3,462	156,064
BAE Systems PLC	13,800	53,716
Barclays PLC	13,070	110,507
BG Group PLC	26,090	162,845
BP PLC	48,400	454,637
British Land Co. PLC	8,200	104,976
British Sky Broadcasting Group PLC (BSkyB)	6,000	66,049
Carnival PLC	3,200	156,756
Centrica PLC	17,200	74,077
GlaxoSmithKline PLC	9,131	186,957
HSBC Holdings PLC:
(Hong Kong) (Reg.)	4,244	62,675
(United Kingdom) (Reg.)	18,540	273,799
ITV PLC	23,269	44,281
Kesa Electricals PLC	9,236	47,262
Kingfisher PLC	10,558	54,604
Man Group PLC	4,550	108,378
Prudential PLC	7,490	61,856
Reuters Group PLC	17,400	103,139
Royal Bank of Scotland Group PLC	2,200	61,938
Scottish & Southern Energy PLC	5,600	73,272
Shell Transport & Trading Co. PLC (Reg.)	35,190	256,887
Standard Chartered PLC	4,600	76,187
United Business Media PLC	2,994	26,934
Vodafone Group PLC	192,164	417,572
Xstrata PLC	1,200	16,958
TOTAL UNITED KINGDOM		3,484,717
United States of America - 50.0%
Abbott Laboratories	2,690	105,852
Aetna, Inc.	2,060	176,748
AFLAC, Inc.	3,430	135,965
Agere Systems, Inc.:
Class A (a)	25,460	31,570
Common Stocks - continued
	Shares	Value
United States of America - continued
Agere Systems, Inc.: - continued
Class B (a)	33,597	$ 37,965
Albany International Corp. Class A	3,480	104,122
Alcoa, Inc.	2,050	65,662
Allergan, Inc.	3,070	232,215
Allstate Corp.	2,990	140,769
Altera Corp. (a)	10,300	214,446
Altria Group, Inc.	60	2,856
American International Group, Inc.	2,020	142,713
AmerisourceBergen Corp.	110	5,947
Amphenol Corp. Class A (a)	4,120	129,492
Analog Devices, Inc.	2,470	98,059
Apache Corp.	2,040	94,921
Apollo Investment Corp.	10,100	137,663
Aramark Corp. Class B	2,710	72,682
Avon Products, Inc.	4,580	196,986
Baker Hughes, Inc.	2,600	104,780
Bank of America Corp.	1,723	146,472
Barr Pharmaceuticals, Inc. (a)	2,250	77,288
BEA Systems, Inc. (a)	290	1,882
Becton, Dickinson & Co.	3,000	141,690
Biogen Idec, Inc. (a)	7,100	426,000
Biomet, Inc.	2,080	91,499
BJ Services Co. (a)	1,400	69,524
Black & Decker Corp.	340	23,769
Bristol-Myers Squibb Co.	3,500	80,150
Burlington Resources, Inc.	1,780	67,943
Caterpillar, Inc.	960	70,550
Cavco Industries, Inc. (a)	52	2,054
Cendant Corp.	5,820	133,162
Centex Corp.	2,980	126,412
Charles Schwab Corp.	5,110	44,866
ChevronTexaco Corp.	2,210	211,387
Clear Channel Communications, Inc.	5,854	208,988
Comcast Corp.:
Class A (a)	228	6,247
Class A (special) (a)	4,450	119,260
ConocoPhillips	1,190	93,736
Danaher Corp.	6,280	318,082
Dean Foods Co. (a)	1,700	62,866
Dell, Inc. (a)	15,750	558,653
Dow Chemical Co.	5,020	200,248
Common Stocks - continued
	Shares	Value
United States of America - continued
Eagle Materials, Inc.	54	$ 3,563
Eagle Materials, Inc. Class B	184	11,960
EMC Corp. (a)	29,820	327,125
ENSCO International, Inc.	3,270	98,460
Fannie Mae	2,380	168,885
FedEx Corp.	2,050	167,854
FirstEnergy Corp.	1,190	46,529
Fleetwood Enterprises, Inc. (a)	3,730	50,131
Freddie Mac	2,110	135,694
Freeport-McMoRan Copper & Gold, Inc. Class B	6,630	231,056
Gap, Inc.	5,350	121,445
Genentech, Inc. (a)	11,340	552,031
Gillette Co.	5,730	223,355
Golden West Financial Corp., Delaware	1,010	107,979
HCA, Inc.	1,110	42,902
Herman Miller, Inc.	1,700	45,560
Home Depot, Inc.	1,190	40,127
Hudson Highland Group, Inc. (a)	207	6,280
Illinois Tool Works, Inc.	650	58,838
Integrated Silicon Solution, Inc. (a)	1,770	14,903
Intel Corp.	2,640	64,363
Intersil Corp. Class A	640	11,757
J.P. Morgan Chase & Co.	5,080	189,636
Jabil Circuit, Inc. (a)	5,080	110,490
Johnson & Johnson	5,670	313,381
KB Home	420	26,901
KLA-Tencor Corp. (a)	4,340	178,851
Lattice Semiconductor Corp. (a)	960	4,704
Lennar Corp.:
Class A	1,920	81,946
Class B	2,096	83,190
Liberty Media Corp. Class A (a)	28,287	239,874
Liberty Media International, Inc.:
Class A (a)	1,884	58,743
Class A rights 8/23/04 (a)	376	2,260
Lowe's Companies, Inc.	1,520	74,054
LSI Logic Corp. (a)	2,750	13,998
Lucent Technologies, Inc. (a)	40,280	122,854
Lyondell Chemical Co.	8,380	152,348
Manpower, Inc.	4,400	191,620
Martin Marietta Materials, Inc.	1,980	86,625
Masco Corp.	1,510	45,662
Common Stocks - continued
	Shares	Value
United States of America - continued
Maytag Corp.	1,360	$ 27,880
McDonald's Corp.	5,100	140,250
Medtronic, Inc.	2,990	148,513
Merck & Co., Inc.	10,700	485,245
Merrill Lynch & Co., Inc.	2,010	99,937
MetLife, Inc.	1,560	55,645
Mettler-Toledo International, Inc. (a)	2,550	106,335
Micron Technology, Inc. (a)	3,670	49,655
Microsoft Corp.	31,420	894,207
Millennium Chemicals, Inc.	500	8,825
Monster Worldwide, Inc. (a)	3,370	74,443
Morgan Stanley	3,010	148,483
Motorola, Inc.	2,920	46,516
National Semiconductor Corp. (a)	3,040	52,136
National-Oilwell, Inc. (a)	2,970	99,347
Nextel Communications, Inc. Class A (a)	4,400	100,144
NIKE, Inc. Class B	960	69,802
Northrop Grumman Corp.	760	39,976
Northwest Airlines Corp. (a)	3,505	30,248
Parker Hannifin Corp.	760	43,609
Peabody Energy Corp.	1,900	106,742
PepsiCo, Inc.	2,890	144,500
Perrigo Co.	3,780	62,975
Pfizer, Inc.	16,732	534,755
Phelps Dodge Corp.	430	33,514
PolyOne Corp. (a)	4,210	30,438
Pride International, Inc. (a)	2,030	36,540
Pulte Homes, Inc.	4,820	263,317
RealNetworks, Inc. (a)	3,190	17,992
SBC Communications, Inc.	28,800	729,792
St. Jude Medical, Inc. (a)	8,740	595,456
Stryker Corp.	3,960	188,813
Synthes, Inc.	960	94,426
Sysco Corp.	2,610	89,915
Tenet Healthcare Corp. (a)	3,495	39,074
Teradyne, Inc. (a)	6,020	102,942
Texas Instruments, Inc.	5,020	107,077
The Coca-Cola Co.	4,320	189,475
Time Warner, Inc. (a)	11,520	191,808
Transocean, Inc. (a)	2,000	56,800
Tyson Foods, Inc. Class A	3,010	57,371
Union Pacific Corp.	750	42,255
Common Stocks - continued
	Shares	Value
United States of America - continued
UnitedHealth Group, Inc.	3,860	$ 242,794
Univision Communications, Inc. Class A (a)	20,570	595,913
VERITAS Software Corp. (a)	3,020	57,561
Viacom, Inc. Class B (non-vtg.)	5,190	174,332
Wachovia Corp.	4,080	180,785
Wal-Mart Stores, Inc.	1,550	82,166
Waste Management, Inc.	4,510	126,911
Weatherford International Ltd. (a)	5,250	245,595
Wells Fargo & Co.	1,000	57,410
Whole Foods Market, Inc.	1,610	132,535
Wyeth	1,970	69,738
Xilinx, Inc.	1,010	29,724
Zimmer Holdings, Inc. (a)	6,580	502,120
TOTAL UNITED STATES OF AMERICA		18,956,832
TOTAL COMMON STOCKS (Cost $33,608,127)		35,896,524
Nonconvertible Preferred Stocks - 1.2%

Australia - 0.1%
News Corp. Ltd. (ltd. vtg.)	3,636	29,275
Germany - 0.7%
Fresenius AG	1,100	81,471
Fresenius Medical Care AG	330	17,049
ProSiebenSat.1 Media AG	3,543	61,045
Wella AG	1,050	98,334
TOTAL GERMANY		257,899
Italy - 0.4%
Telecom Italia Spa (Risp)	66,970	143,650
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $396,281)		430,824
Government Obligations - 0.1%
	Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.25% 9/9/04 (d) (Cost $49,931)	$ 50,000	49,933
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 1.33% (b) (Cost $1,561,662)	1,561,662	$ 1,561,662
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $35,616,001)		37,938,943
NET OTHER ASSETS - 0.0%		3,176
NET ASSETS - 100%		$ 37,942,119
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 S&P 500 E-Mini Index Contracts	Sept. 2004	$ 275,275	$ (6,113)

The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,325 or 0.0% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,933.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $35,724,617. Net unrealized appreciation aggregated $2,214,326, of which $4,540,540 related to appreciated investment securities and $2,326,214 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Capital Appreciation Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AICAP-QTLY-0904

1.804862.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 2.0%
CSL Ltd.	670,139	$ 11,990,600
Bahamas (Nassau) - 0.6%
Kerzner International Ltd. (a)	82,100	3,851,311
Brazil - 3.9%
Aracruz Celulose SA sponsored ADR	490,800	16,981,680
Votorantim Celulose e Papel SA sponsored ADR	190,300	6,805,128
TOTAL BRAZIL		23,786,808
Canada - 6.7%
Angiotech Pharmaceuticals, Inc. (a)	244,105	4,333,931
Canadian Natural Resources Ltd.	471,300	15,689,317
EnCana Corp.	396,400	17,564,762
QLT, Inc. (a)	156,985	2,830,867
TOTAL CANADA		40,418,877
China - 2.2%
China Telecom Corp. Ltd. (H Shares)	29,624,000	9,874,730
People's Food Holdings Ltd.	5,793,000	3,708,167
TOTAL CHINA		13,582,897
Denmark - 1.3%
Novo Nordisk AS Series B	149,900	7,611,106
France - 8.4%
Dassault Systemes SA	224,002	10,032,498
NRJ Group	333,124	6,809,038
Pernod-Ricard	103,471	12,378,632
Societe Generale Series A	110,151	9,032,412
Total SA Series B	66,557	12,958,648
TOTAL FRANCE		51,211,228
Germany - 5.5%
Adidas-Salomon AG	113,249	13,451,734
Deutsche Telekom AG (Reg.) (a)	755,051	12,586,700
GFK AG	24,667	673,245
HeidelbergCement AG	147,843	6,694,405
TOTAL GERMANY		33,406,084
Hong Kong - 1.5%
Techtronic Industries Co. Ltd.	6,121,000	9,103,084
India - 5.7%
Bank of Baroda	2,252,056	7,902,718
Bank of India	2,126,138	2,198,821
Common Stocks - continued
	Shares	Value
India - continued
I-Flex Solutions Ltd.	311,620	$ 3,558,779
State Bank of India	1,519,300	15,277,542
Zee Telefilms Ltd.	1,867,946	5,660,442
TOTAL INDIA		34,598,302
Italy - 1.1%
Fiat Spa (a)	820,032	6,449,200
Japan - 13.1%
Furukawa Electric Co. Ltd.	942,000	3,846,108
JAFCO Co. Ltd.	99,000	6,045,326
KDDI Corp.	3,716	19,015,279
SKY Perfect Communications, Inc.	347	380,719
Sumitomo Mitsui Financial Group, Inc.	1,426	8,605,117
Tokyo Electron Ltd.	144,200	7,067,674
Toyota Motor Corp.	246,300	9,852,000
Tv Asahi Corp.	5,756	9,938,864
UFJ Holdings, Inc. (a)	3,615	14,532,173
TOTAL JAPAN		79,283,260
Korea (South) - 1.9%
LG Electronics, Inc.	271,210	11,322,694
Netherlands - 6.7%
ASM International NV (Netherlands) (a)	613,464	10,112,475
ASML Holding NV (NY Shares) (a)	921,500	13,094,515
QIAGEN NV (a)	434,600	4,280,810
Royal Dutch Petroleum Co. (Hague Registry)	158,317	7,963,345
Versatel Telecom International NV (a)	3,175,190	5,306,589
TOTAL NETHERLANDS		40,757,734
Switzerland - 19.1%
ABB Ltd. (Switzerland) (Reg.) (a)	1,099,679	5,931,914
Actelion Ltd. (Reg.) (a)	162,730	15,529,854
Adecco SA	289,532	13,425,606
Barry Callebaut AG	28,097	5,395,677
Julius Baer Holding AG (Bearer)	36,626	9,849,849
Novartis AG (Reg.)	344,379	15,379,966
Roche Holding AG (participation certificate)	204,901	20,234,174
Temenos Group AG (a)	289,415	2,360,958
The Swatch Group AG (Reg.)	438,547	11,365,933
UBS AG (Reg.)	245,806	16,412,467
TOTAL SWITZERLAND		115,886,398
Common Stocks - continued
	Shares	Value
Taiwan - 2.0%
United Microelectronics Corp. (a)	18,794,987	$ 11,999,153
United Kingdom - 12.8%
Capita Group PLC	636,681	3,547,849
Collins Stewart Tullett PLC	1,180,240	7,457,988
FKI PLC	50,437	111,136
Man Group PLC	363,271	8,652,873
Rank Group PLC	564,498	3,040,248
Shire Pharmaceuticals Group PLC (a)	1,123,551	9,954,662
Smith & Nephew PLC	982,069	10,146,737
Taylor Nelson Sofres PLC	1,945,333	7,510,203
Vodafone Group PLC	12,375,443	26,891,836
TOTAL UNITED KINGDOM		77,313,532
United States of America - 0.9%
NTL, Inc. (a)	101,820	5,306,858
TOTAL COMMON STOCKS (Cost $574,224,810)		577,879,126
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 1.33% (b)	27,544,469	27,544,469
Fidelity Securities Lending Cash Central Fund, 1.32% (b)(c)	22,081,310	22,081,310
TOTAL MONEY MARKET FUNDS (Cost $49,625,779)		49,625,779
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $623,850,589)		627,504,905
NET OTHER ASSETS - (3.6)%		(21,667,422)
NET ASSETS - 100%		$ 605,837,483
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $625,618,580. Net unrealized appreciation aggregated $1,886,325, of which $42,007,539 related to appreciated investment securities and $40,121,214 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified
International Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

ADIF-QTLY-0904

1.804845.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares		Value (000s)
Australia - 2.8%
Australia & New Zealand Banking Group Ltd.	679,365		$ 8,612
Australian Gas Light Co.	452,862		4,005
Billabong International Ltd.	208,165		1,187
Brambles Industries Ltd.	2,305,214		9,644
CSL Ltd.	1,492,944		26,713
Hardman Resources Ltd. (a)	2,482,893		4,096
Macquarie Bank Ltd.	335,652		7,780
News Corp. Ltd.:
ADR	93,400		3,166
sponsored ADR	428,700		13,620
Promina Group Ltd.	2,212,526		6,135
QBE Insurance Group Ltd.	1,948,198		17,067
Suncorp-Metway Ltd.	205,945		2,009
TOTAL AUSTRALIA			104,034
Bermuda - 0.1%
Aquarius Platinum Ltd. (Australia)	527,552		2,222
Clear Media Ltd. (a)	4,423,100		3,062
TOTAL BERMUDA			5,284
Brazil - 0.5%
Companhia Vale do Rio Doce sponsored ADR	35,700		1,924
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	362,700		10,373
Petroleo Brasileiro SA Petrobras sponsored ADR	165,900		4,692
Votorantim Celulose e Papel SA sponsored ADR	44,600		1,595
TOTAL BRAZIL			18,584
Canada - 6.4%
Aber Diamond Corp. (a)	118,900		3,573
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (a)	18,400		381
Astral Media, Inc. Class A (non-vtg.)	184,400		3,922
ATI Technologies, Inc. (a)	109,200		1,746
Barrick Gold Corp.	162,500		3,108
Bombardier, Inc. Class B (sub. vtg.)	1,366,300		3,433
Brascan Corp. Class A (ltd. vtg.)	252,100		6,924
Canadian Imperial Bank of Commerce	74,200		3,700
Canadian Natural Resources Ltd.	278,600		9,274
Canadian Western Bank, Edmonton	43,100		1,342
Celestica, Inc. (sub. vtg.) (a)	478,300		8,154
CGI Group, Inc. Class A (sub. vtg.) (a)	1,122,100		7,471
EnCana Corp.	669,924		29,685
Common Stocks - continued
	Shares		Value (000s)
Canada - continued
Gabriel Resources Ltd. (a)	330,000		$ 325
ITF Optical Technologies, Inc. Series A (e)	1,792		2
Jean Coutu Group, Inc.:
rights 9/15/04 (a)	78,200		1,100
rights 9/15/04 (a)(d)	343,400		4,828
Class A	545,140		7,636
Kinross Gold Corp. (a)(d)	96,700		514
Kinross Gold Corp. (a)	630,933		3,351
Loblaw Companies Ltd.	168,400		7,893
Meridian Gold, Inc. (a)	99,400		1,323
Metro, Inc. Class A (sub. vtg.)	122,900		1,637
National Bank of Canada	236,400		7,960
Novagold Resources, Inc. (a)	56,700		279
OZ Optics Ltd. unit (e)	5,400		80
Petro-Canada	421,600		19,680
PetroKazakhstan, Inc. Class A	141,400		4,457
Power Corp. of Canada (sub. vtg.)	681,300		14,736
Precision Drilling Corp. (a)	350,800		17,418
Research in Motion Ltd. (a)	229,092		14,167
Sun Life Financial, Inc.	468,818		13,014
Talisman Energy, Inc.	585,100		13,887
Tembec, Inc. (a)	317,200		2,589
TimberWest Forest Corp. unit	582,500		5,657
TransCanada Corp.	210,900		4,228
Trican Well Service Ltd. (a)	109,200		3,524
Wheaton River Minerals Ltd. (a)	2,359,400		5,946
TOTAL CANADA			238,944
Cayman Islands - 0.2%
Apex Silver Mines Ltd. (a)	385,500		6,912
China - 1.1%
BYD Co. Ltd. (H Shares)	1,911,000		5,464
China Telecom Corp. Ltd. sponsored ADR	250,900		8,355
Global Bio-Chem Technology Group Co. Ltd.	16,036,000		12,438
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	2,196,000		189
People's Food Holdings Ltd.	9,130,000		5,844
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	46,400		1,663
Sinopec Zhenhai Refining & Chemical Co. Ltd. (H Shares)	7,522,000		8,004
TOTAL CHINA			41,957
Common Stocks - continued
	Shares		Value (000s)
Denmark - 2.2%
Coloplast AS Series B	100,450		$ 9,665
Danske Bank AS	836,075		19,232
Falck A/S (a)	336,633		2,264
Group 4 A/S (a)	9,800		161
Novo Nordisk AS Series B	540,893		27,464
Novozymes AS Series B	356,220		16,128
TDC AS	287,700		9,351
TOTAL DENMARK			84,265
Finland - 0.2%
Fortum Oyj	488,000		6,718
France - 8.6%
Accor SA	260,900		11,067
Alcatel SA sponsored ADR (a)	253,000		3,274
April Group	82,926		1,780
Areva (investment certificates)	6,755		1,990
Assurances Generales France SA (Bearer)	65,463		3,857
AXA SA sponsored ADR	564,500		11,572
Bacou Dalloz	71,415		4,147
BNP Paribas SA	417,746		24,300
Canal Plus SA	419,213		2,671
CNP Assurances	194,093		10,922
Credit Agricole SA	551,805		13,004
Dassault Aviation SA	7,585		3,922
Eiffage SA	22,479		1,892
Essilor International SA	227,999		13,995
Financiere Marc de Lacharriere SA (Fimalac)	105,657		4,046
France Telecom SA sponsored ADR	35,800		885
Havas SA	178,514		882
Ipsos SA	38,094		3,866
L'Oreal SA	227,550		16,293
Lagardere S.C.A. (Reg.)	312,682		19,004
Medidep SA (a)	83,203		1,896
Neopost SA	249,029		14,432
NRJ Group	153,720		3,142
Pernod-Ricard	118,603		14,189
Peugeot Citroen SA	154,500		8,907
Sanofi-Synthelabo SA sponsored ADR	1,118,100		36,953
Suez SA (France)	81,253		1,604
Total SA sponsored ADR	658,000		64,056
Common Stocks - continued
	Shares		Value (000s)
France - continued
Vinci SA	98,709		$ 10,035
Vivendi Universal SA sponsored ADR (a)	483,100		12,020
TOTAL FRANCE			320,603
Germany - 4.4%
Adidas-Salomon AG	82,127		9,755
Allianz AG sponsored ADR	2,398,770		23,100
Altana AG sponsored ADR	85,850		4,681
AWD Holding AG	38,600		1,351
BASF AG sponsored ADR	71,900		3,830
Bayerische Motoren Werke AG (BMW)	85,200		3,782
Beiersdorf AG	35,740		4,151
Celesio AG	150,294		9,577
Continental AG	55,210		2,602
Deutsche Boerse AG	161,634		7,867
Deutsche Telekom AG sponsored ADR (a)	1,092,900		18,219
E.ON AG sponsored ADR	109,900		7,819
Fielmann AG	36,627		2,090
Fresenius Medical Care AG sponsored ADR	447,800		10,917
GFK AG	190,327		5,195
Hypo Real Estate Holding AG (a)	108,223		3,355
K&S AG	115,516		4,274
Metro AG	266,043		12,197
RWE AG	387,697		18,972
Siemens AG sponsored ADR	61,700		4,334
Wincor Nixdorf AG	144,292		8,329
TOTAL GERMANY			166,397
Greece - 0.6%
Cosmote Mobile Telecommunications SA	309,620		4,988
Greek Organization of Football Prognostics SA	546,760		10,492
Public Power Corp. of Greece	310,250		7,043
TOTAL GREECE			22,523
Hong Kong - 1.4%
Aeon Credit Service (Asia) Co. Ltd.	1,306,000		837
CNOOC Ltd. sponsored ADR	187,600		9,010
Esprit Holdings Ltd.	910,000		4,048
Giordano International Ltd.	3,646,000		2,209
Hengan International Group Co. Ltd.	4,254,000		2,604
Hutchison Whampoa Ltd.	720,000		4,869
Kingboard Chemical Holdings Ltd.	582,000		1,078
Common Stocks - continued
	Shares		Value (000s)
Hong Kong - continued
Techtronic Industries Co. Ltd.	10,521,500		$ 15,647
Television Broadcasts Ltd.	1,166,000		4,799
Wing Hang Bank Ltd.	170,000		1,022
Yue Yuen Industrial Holdings Ltd.	2,457,561		6,097
TOTAL HONG KONG			52,220
India - 1.9%
ABB Ltd. India	44,319		679
Bajaj Auto Ltd.	232,025		4,122
Cipla Ltd.	89,527		482
Divi's Laboratories Ltd.	45,944		1,095
Dr. Reddy's Laboratories Ltd.	156,848		2,571
Dr. Reddy's Laboratories Ltd. ADR	89,100		1,509
HDFC Bank Ltd.	114,002		923
Housing Development Finance Corp. Ltd.	1,044,597		12,976
I-Flex Solutions Ltd.	221,182		2,526
ICICI Bank Ltd.	285,612		1,648
Infosys Technologies Ltd.	399,972		13,401
Matrix Laboratories Ltd.	15,416		474
Oil & Natural Gas Corp. Ltd.	88,400		1,367
Ranbaxy Laboratories Ltd.	252,169		5,127
Reliance Industries Ltd.	183,125		1,931
Satyam Computer Services Ltd.	960,742		7,028
Siemens India Ltd.	21,559		424
State Bank of India	1,223,872		12,307
TOTAL INDIA			70,590
Ireland - 1.8%
Allied Irish Banks PLC	1,252,598		19,259
Bank of Ireland	514,903		6,768
CRH PLC	539,945		12,173
DEPFA BANK PLC	480,680		6,531
Elan Corp. PLC sponsored ADR (a)	378,100		7,770
IAWS Group PLC (Ireland)	664,800		7,881
Independent News & Media PLC (Ireland)	2,613,591		5,971
TOTAL IRELAND			66,353
Italy - 2.2%
Autostrade Spa	396,316		7,729
Banca Intesa Spa	4,242,454		15,716
Banco Popolare di Verona e Novara	269,913		4,498
Bulgari Spa	344,798		3,383
Common Stocks - continued
	Shares		Value (000s)
Italy - continued
Cassa Di Risparmio Di Firenze	774,925		$ 1,406
ENI Spa sponsored ADR	298,300		30,641
Saipem Spa	471,722		4,486
Telecom Italia Spa ADR	473,262		14,127
TOTAL ITALY			81,986
Japan - 13.1%
Acom Co. Ltd.	51,260		3,305
Aiful Corp.	33,150		3,124
Aisin Seiki Co. Ltd.	186,700		4,088
Asahi Glass Co. Ltd.	1,053,000		9,489
Canon, Inc. ADR	600,300		29,415
Credit Saison Co. Ltd.	200,400		6,074
Daiwa Securities Group, Inc.	2,674,000		17,579
East Japan Railway Co.	704		3,843
Enplas Corp.	60,300		1,621
Fuji Television Network, Inc.	10		22
Honda Motor Co. Ltd.	256,800		12,465
Hoya Corp.	140,400		14,457
Ito Yokado Ltd.	237,000		9,229
JAFCO Co. Ltd.	77,700		4,745
Kao Corp.	130,000		3,227
KDDI Corp.	3,905		19,982
Keyence Corp.	44,600		9,450
Konica Minolta Holdings, Inc.	333,500		4,370
Kubota Corp.	165,000		749
Kyocera Corp.	118,600		9,173
Kyocera Corp. sponsored ADR	10,200		788
Millea Holdings, Inc.	984		14,513
Mitsubishi Electric Corp.	519,000		2,371
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	2,257		20,448
Mitsui Trust Holdings, Inc.	589,000		4,132
Mizuho Financial Group, Inc.	5,160		19,583
Murata Manufacturing Co. Ltd.	151,300		7,525
Nikko Cordial Corp.	5,177,000		23,512
Nippon Telegraph & Telephone Corp. sponsored ADR	183,000		4,505
Nitto Denko Corp.	435,600		18,255
Nomura Holdings, Inc.	1,748,000		24,122
Olympus Corp.	361,000		6,996
ORIX Corp.	192,900		20,887
Ricoh Co. Ltd.	714,000		13,934
Rohm Co. Ltd.	76,000		8,147
Common Stocks - continued
	Shares		Value (000s)
Japan - continued
Seiyu Ltd. (a)	1,706,000		$ 4,649
SFCG Co. Ltd.	12,700		2,585
Shinko Electric Industries Co.Ltd.	91,800		2,741
Softbank Corp.	61,700		2,175
Sumitomo Mitsui Financial Group, Inc.	5,515		33,280
TDK Corp.	88,400		6,121
Tokyo Electron Ltd.	157,800		7,734
Toyota Motor Corp. ADR	567,050		45,364
UFJ Holdings, Inc. (a)	4,729		19,010
USS Co. Ltd.	19,450		1,574
Yahoo Japan Corp. (a)	875		6,956
Yamato Transport Co. Ltd.	112,000		1,786
TOTAL JAPAN			490,100
Korea (South) - 1.8%
Amorepacific Corp.	42,950		7,658
Honam Petrochemical Corp.	76,070		2,732
Kookmin Bank (a)	1,260		35
Kookmin Bank sponsored ADR (a)	327,810		9,041
LG Electronics, Inc.	367,580		15,346
Samsung Electronics Co. Ltd.	71,340		25,503
Shinhan Financial Group Co. Ltd.	392,510		5,737
TOTAL KOREA (SOUTH)			66,052
Mexico - 0.7%
America Movil SA de CV sponsored ADR	282,200		10,083
Cemex SA de CV sponsored ADR	66,898		1,885
Fomento Economico Mexicano SA de CV sponsored ADR	249,700		10,972
Telefonos de Mexico SA de CV sponsored ADR	130,400		4,027
TOTAL MEXICO			26,967
Netherlands - 3.8%
Aegon NV	352,281		4,003
ASML Holding NV (NY Shares) (a)	1,062,000		15,091
EADS NV	771,628		21,246
Euronext NV	213,735		5,690
Fugro NV (Certificaten Van Aandelen)	114,300		7,593
ING Groep NV sponsored ADR	599,500		13,854
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	618,186		19,258
Koninklijke Philips Electronics NV (NY Shares)	283,304		6,864
Nutreco Holding NV	95,574		2,868
OPG Groep NV (A Shares)	78,700		4,083
Common Stocks - continued
	Shares		Value (000s)
Netherlands - continued
QIAGEN NV (a)	501,418		$ 4,939
Reed Elsevier NV ADR	617,400		15,781
VNU NV	480,153		12,672
Wolters Kluwer NV (Certificaten Van Aandelen)	453,629		7,625
TOTAL NETHERLANDS			141,567
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	129,200		8,310
Norway - 0.8%
DnB NOR ASA	2,529,480		17,307
Schibsted AS (B Shares)	207,450		3,637
Storebrand ASA (A Shares)	1,376,900		8,950
TOTAL NORWAY			29,894
Panama - 0.1%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	163,028		2,561
Portugal - 0.3%
Brisa Auto-Estradas de Portugal SA	719,980		5,099
Portugal Telecom SGPS SA sponsored ADR	429,700		4,400
TOTAL PORTUGAL			9,499
Russia - 0.3%
OAO Gazprom sponsored ADR	107,400		3,168
Sibneft sponsored ADR	126,800		3,199
YUKOS Corp. sponsored ADR	403,357		6,353
TOTAL RUSSIA			12,720
Singapore - 0.1%
Flextronics International Ltd. (a)	87,500		1,100
Want Want Holdings Ltd.	3,880,000		3,996
TOTAL SINGAPORE			5,096
South Africa - 0.1%
Anglogold Ashanti Ltd. sponsored ADR	89,100		2,922
Spain - 3.4%
Actividades de Construccion y Servicios SA (ACS)	757,390		12,631
Altadis SA (Spain)	336,727		10,510
Antena 3 Television SA (a)	71,847		3,792
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	1,206,800		15,906
Banco Espanol de Credito SA (Reg.)	143,798		1,580
Banco Santander Central Hispano SA ADR	1,032,600		9,768
Common Stocks - continued
	Shares		Value (000s)
Spain - continued
Compania de Distribucion Integral Logista SA	105,220		$ 4,181
Fomento Construcciones y Contratas SA (FOCSA)	129,834		4,599
Gestevision Telecinco SA	176,140		2,781
Grupo Auxiliar Metalurgico SA (Gamesa)	872,731		12,256
Grupo Ferrovial SA	216,029		9,410
Inditex SA	469,127		10,728
Prosegur Comp Securidad SA (Reg.)	275,200		4,325
Telefonica SA sponsored ADR	585,400		25,564
TOTAL SPAIN			128,031
Sweden - 1.0%
Gambro AB (A Shares)	105,500		1,103
Hennes & Mauritz AB (H&M) (B Shares)	174,000		4,477
OMHEX AB (a)	257,400		2,775
Skandinaviska Enskilda Banken AB (A Shares)	263,200		3,549
Svenska Cellulosa AB (SCA) (B Shares)	11,550		427
Tele2 AB (B Shares)	323,500		12,855
Telefonaktiebolaget LM Ericsson ADR (a)	469,900		12,551
TOTAL SWEDEN			37,737
Switzerland - 9.0%
ABB Ltd. (Switzerland) (Reg.) (a)	4,154,697		22,411
Actelion Ltd. (Reg.) (a)	48,847		4,662
Alcon, Inc.	186,300		14,271
Compagnie Financiere Richemont unit	404,502		10,436
Converium Holding AG	50,016		1,101
Credit Suisse Group sponsored ADR	378,800		12,171
INFICON Holding AG (a)	30,407		2,427
Nestle SA (Reg.)	104,613		26,704
Nobel Biocare Holding AG (Switzerland)	150,529		20,564
Novartis AG sponsored ADR	1,761,732		78,679
Phonak Holding AG	115,668		3,318
Roche Holding AG (participation certificate)	565,879		55,881
Schindler Holding AG (Reg.)	10,858		3,306
SIG Holding AG	34,142		6,343
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	18,600		10,004
Swiss Life Holding (a)	64,658		7,533
Syngenta AG sponsored ADR	219,400		3,642
Tecan Group AG	144,353		4,902
Common Stocks - continued
	Shares		Value (000s)
Switzerland - continued
The Swatch Group AG (Reg.)	626,669		$ 16,242
UBS AG (NY Shares)	487,747		32,567
TOTAL SWITZERLAND			337,164
Taiwan - 0.2%
Fubon Financial Holding Co. Ltd.	2,925,787		2,410
Taishin Financial Holdings Co. Ltd.	4,600,000		3,519
United Microelectronics Corp. sponsored ADR (a)	185,188		685
Yuen Foong Yu Paper Manufacturing Co.	3,422,240		1,510
TOTAL TAIWAN			8,124
United Kingdom - 21.1%
Allied Domecq PLC	568,104		4,604
Amdocs Ltd. (a)	520,900		11,304
AstraZeneca PLC sponsored ADR	617,700		27,747
BAE Systems PLC	1,161,348		4,521
Barclays PLC	467,395		3,952
BOC Group PLC	789,480		13,557
BP PLC sponsored ADR	1,341,900		75,629
British American Tobacco PLC sponsored ADR	656,500		19,925
British Land Co. PLC	652,388		8,352
Cadbury Schweppes PLC sponsored ADR	548,100		18,109
Capita Group PLC	3,549,201		19,778
Carnival PLC ADR	386,400		18,934
Carphone Warehouse Group PLC	644,678		1,591
Centrica PLC	263,321		1,134
Daily Mail & General Trust PLC Class A	918,767		11,235
Danka Business Systems PLC sponsored ADR (a)	404,400		1,707
Diageo PLC sponsored ADR	232,500		11,676
Enterprise Inns PLC	831,926		8,075
French Connection Group PLC	579,196		3,908
George Wimpey PLC	176,140		1,188
Group 4 Securicor PLC (a)	2,680,030		5,590
Hilton Group PLC	3,592,737		17,060
HSBC Holdings PLC:
(United Kingdom) (Reg.)	3,300		49
sponsored ADR	661,300		48,830
Inchcape PLC	292,660		8,660
Intertek Group PLC	681,816		6,916
ITV PLC	5,382,728		10,243
Johnston Press PLC	483,525		4,667
Kesa Electricals PLC	1,145,612		5,862
Common Stocks - continued
	Shares		Value (000s)
United Kingdom - continued
London Stock Exchange PLC	467,419		$ 3,030
Maiden Group PLC	341,300		1,461
mmO2 PLC (a)	6,329,116		10,315
National Grid Transco PLC	1,942,540		15,397
Next PLC	449,880		12,264
Northern Rock PLC	483,000		6,245
PHS Group PLC	1,020,508		1,394
Provident Financial PLC	811,393		8,348
Prudential PLC	1,988,100		16,419
Punch Taverns Ltd.	623,300		5,409
Rank Group PLC	1,956,327		10,536
Reckitt Benckiser PLC	1,163,638		31,870
Reuters Group PLC sponsored ADR	167,500		5,924
Rio Tinto PLC (Reg.)	558,139		14,633
Royal Bank of Scotland Group PLC	490,851		13,819
SABMiller PLC	842,709		10,758
Serco Group PLC	2,455,360		8,987
Shire Pharmaceuticals Group PLC sponsored ADR (a)	361,200		9,601
Signet Group PLC	260,191		514
SMG PLC	1,483,857		2,648
Smith & Nephew PLC	3,418,195		35,317
Standard Chartered PLC	869,151		14,395
Taylor Nelson Sofres PLC	1,566,280		6,047
Tesco PLC	6,974,355		32,323
Trinity Mirror PLC	465,295		5,270
United Business Media PLC	292,809		2,634
Vodafone Group PLC sponsored ADR	3,923,400		85,260
VT Group PLC	42,057		201
William Hill PLC	1,107,000		10,402
Xstrata PLC	1,365,810		19,301
Yell Group PLC	1,966,670		12,016
TOTAL UNITED KINGDOM			787,541
United States of America - 3.6%
AFLAC, Inc.	239,900		9,510
Covance, Inc. (a)	156,100		5,727
Fox Entertainment Group, Inc. Class A (a)	109,500		2,960
Freeport-McMoRan Copper & Gold, Inc. Class B	413,100		14,397
Mettler-Toledo International, Inc. (a)	197,100		8,219
Newmont Mining Corp.	145,120		5,873
NTL, Inc. (a)	349,089		18,195
Orthofix International NV (a)	120,200		3,653
Common Stocks - continued
	Shares		Value (000s)
United States of America - continued
Phelps Dodge Corp.	139,000		$ 10,834
Shaw Group, Inc. (a)	301,000		2,986
Stillwater Mining Co. (a)	358,800		5,221
Synthes, Inc.	282,093		27,747
Telewest Global, Inc. (a)	996,373		11,259
Transocean, Inc. (a)	300,400		8,531
TOTAL UNITED STATES OF AMERICA			135,112
TOTAL COMMON STOCKS (Cost $3,269,105)		3,516,767
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
Metrophotonics, Inc. Series 2 (e)	8,500		37
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.3%
Fresenius Medical Care AG	115,500		5,967
Porsche AG (non-vtg.)	9,964		6,441
TOTAL GERMANY			12,408
Italy - 0.1%
Banca Intesa Spa (Risp)	648,300		1,841
TOTAL NONCONVERTIBLE PREFERRED STOCKS			14,249
TOTAL PREFERRED STOCKS (Cost $11,637)		14,286
Government Obligations - 1.3%
		Principal Amount (000s)
Germany - 0.7%
German Federal Republic 2.013% to 2.0181% 8/18/04	EUR	22,600	27,144
Government Obligations - continued
		Principal Amount (000s)	Value (000s)
Japan - 0.6%
Japan Government:
0.1% 1/20/06	JPY	690,300	$ 6,207
0.1% 2/20/06	JPY	1,617,500	14,540
TOTAL JAPAN			20,747
TOTAL GOVERNMENT OBLIGATIONS (Cost $48,846)			47,891
Money Market Funds - 6.5%
		Shares
Fidelity Cash Central Fund, 1.33% (b)(c) (Cost $243,720)		243,719,932	243,720
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $3,573,308)			3,822,664
NET OTHER ASSETS - (2.2)%		(82,198)
NET ASSETS - 100%		$ 3,740,466
Currency Abbreviations
EUR - European Monetary Unit
JPY - Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,342,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $118,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ITF Optical Technologies, Inc. Series A	10/11/00	$ 90
Metrophotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $3,584,920,000. Net unrealized appreciation aggregated $237,744,000, of which $386,882,000 related to appreciated investment securities and $149,138,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Latin America
Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

ALAF-QTLY-0904

1.804865.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Argentina - 1.1%
Inversiones y Representaciones SA sponsored GDR (a)	1,018	$ 6,821
Petrobras Energia Participaciones SA sponsored ADR (a)	6,677	66,102
Telecom Argentina SA sponsored ADR (a)	3,500	33,110
TOTAL ARGENTINA		106,033
Brazil - 46.6%
Aracruz Celulose SA sponsored ADR	3,004	103,938
Banco Bradesco SA:
(PN)	2,480	114,950
sponsored ADR	2,600	119,834
Banco Itau Holding Financeira SA (PN)	3,467,200	321,322
Caemi Mineracao E Metalurgia SA (PN) (a)	478,800	209,647
Centrais Electricas Brasileiras (Electrobras) SA:
(ON)	5,083,000	72,961
(PN-B)	7,643,800	104,182
Companhia de Bebidas das Americas (AmBev)	167,700	63,491
Companhia de Bebidas das Americas (AmBev) sponsored ADR	7,500	154,200
Companhia Energetica Minas Gerais (CEMIG) (PN)	8,789,179	160,303
Companhia Paranaense de Energia-Copel sponsored ADR	8,500	30,600
Companhia Vale do Rio Doce:
(PN-A)	2,800	123,569
sponsored:
ADR	2,500	134,750
ADR (non-vtg.)	3,400	149,940
Embraer - Empresa Brasileira de Aeronautica SA	12,400	64,909
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	6,240	178,464
Gerdau SA sponsored ADR	7,990	113,618
Natura Cosmeticos SA	2,600	44,425
Petroleo Brasileiro SA Petrobras:
(PN)	12,500	320,782
sponsored:
ADR	6,900	195,132
ADR (non-vtg.)	22,700	582,255
Sadia SA	34,900	50,325
Siderurgica Nacional Compania ADR	13,200	191,400
Tele Centro Oeste Celular Participacoes SA ADR	5,426	48,943
Tele Norte Leste Participacoes SA ADR	17,068	222,908
Telebras sponsored ADR	6,300	181,818
Uniao de Bancos Brasileiros SA (Unibanco) GDR	8,600	186,706
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	22,700	323,517
Common Stocks - continued
	Shares	Value
Brazil - continued
Votorantim Celulose e Papel SA:
(PN)	656,100	$ 46,786
sponsored ADR	1,300	46,488
TOTAL BRAZIL		4,662,163
Chile - 2.6%
Banco Santander Chile sponsored ADR	3,156	83,950
CorpBanca SA sponsored ADR (c)	2,400	57,786
Enersis SA sponsored ADR	15,625	92,969
Vina Concha y Toro SA sponsored ADR	594	29,165
TOTAL CHILE		263,870
Luxembourg - 1.7%
Millicom International Cellular SA (a)	900	15,183
Tenaris SA sponsored ADR	4,384	155,895
TOTAL LUXEMBOURG		171,078
Mexico - 42.7%
America Movil SA de CV sponsored ADR	31,200	1,114,774
Cemex SA de CV sponsored ADR	18,263	514,651
Consorcio ARA SA de CV (a)	23,900	64,915
Fomento Economico Mexicano SA de CV sponsored ADR	8,021	352,443
Grupo Bimbo SA de CV Series A	18,900	40,190
Grupo Financiero Inbursa SA de CV Series O	52,575	77,987
Grupo Mexico SA de CV Series B (a)	23,251	77,942
Grupo Modelo SA de CV Series C	49,000	121,283
Grupo Televisa SA de CV sponsored ADR	10,439	490,633
Hylsamex SA de CV unit (a)	40,500	60,004
Industrias Penoles SA de CV	8,000	29,215
Telefonos de Mexico SA de CV sponsored ADR	29,501	910,991
TV Azteca SA de CV sponsored ADR	7,800	68,172
Wal-Mart de Mexico SA de CV Series V	114,239	347,419
TOTAL MEXICO		4,270,619
Peru - 1.0%
Compania de Minas Buenaventura SA sponsored ADR	4,645	100,007
United Kingdom - 0.5%
Antofagasta PLC	3,000	54,632
United States of America - 1.4%
NII Holdings, Inc. (a)	3,600	136,872
TOTAL COMMON STOCKS (Cost $8,555,637)		9,765,274
Nonconvertible Preferred Stocks - 1.0%
	Shares	Value
Brazil - 1.0%
Suzano de Papel E Celulose Compania (PN)	10,600	$ 48,821
Telemar Norte Leste SA (PN-A)	2,652,500	47,243
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $91,889)		96,064
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.33% (b) (Cost $154,921)	154,921	154,921
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,802,447)		10,016,259
NET OTHER ASSETS - (0.1)%		(9,223)
NET ASSETS - 100%		$ 10,007,036
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $57,786 or 0.6% of net assets.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $8,837,071. Net unrealized appreciation aggregated $1,179,188, of which $1,539,818 related to appreciated investment securities and $360,630 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Leaders Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AVLF-QTLY-0904

1.804852.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	500	$ 10,400
Automobiles - 0.1%
Harley-Davidson, Inc.	100	5,987
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	2,600	71,500
Royal Caribbean Cruises Ltd.	300	12,825
		84,325
Household Durables - 0.5%
LG Electronics, Inc.	190	7,932
Newell Rubbermaid, Inc.	900	19,440
Techtronic Industries Co. Ltd.	12,000	17,846
		45,218
Leisure Equipment & Products - 0.3%
Brunswick Corp.	200	7,806
Eastman Kodak Co.	800	21,192
		28,998
Media - 6.3%
Cablevision Systems Corp. - NY Group Class A (a)	900	15,723
Clear Channel Communications, Inc.	2,220	79,254
Cumulus Media, Inc. Class A (a)	1,100	16,148
Emmis Communications Corp. Class A (a)	1,000	19,720
Fox Entertainment Group, Inc. Class A (a)	1,200	32,436
Grupo Televisa SA de CV sponsored ADR	500	23,500
Lamar Advertising Co. Class A (a)	1,100	44,231
Liberty Media Corp. Class A (a)	2,600	22,048
News Corp. Ltd. sponsored ADR	438	13,915
NTL, Inc. (a)	426	22,203
Salem Communications Corp. Class A (a)	350	8,890
The DIRECTV Group, Inc. (a)	1,634	26,487
Time Warner, Inc. (a)	3,400	56,610
Univision Communications, Inc. Class A (a)	700	20,279
Valassis Communications, Inc. (a)	300	8,772
Viacom, Inc. Class B (non-vtg.)	2,500	83,975
Walt Disney Co.	2,700	62,343
		556,534
Multiline Retail - 0.5%
99 Cents Only Stores (a)	1,100	15,763
JCPenney Co., Inc.	800	32,000
		47,763
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.2%
American Eagle Outfitters, Inc. (a)	700	$ 22,939
Gap, Inc.	1,600	36,320
Home Depot, Inc.	1,400	47,208
Office Depot, Inc. (a)	1,200	19,680
Sonic Automotive, Inc. Class A	1,200	26,820
Toys 'R' Us, Inc. (a)	2,300	37,858
		190,825
TOTAL CONSUMER DISCRETIONARY		970,050
CONSUMER STAPLES - 3.2%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	500	25,950
MGP Ingredients, Inc.	1,000	15,170
PepsiCo, Inc.	800	40,000
The Coca-Cola Co.	260	11,404
		92,524
Food & Staples Retailing - 0.8%
Albertsons, Inc.	800	19,512
Safeway, Inc. (a)	1,500	31,695
Wal-Mart Stores, Inc.	300	15,903
		67,110
Food Products - 0.2%
Interstate Bakeries Corp.	900	8,847
The J.M. Smucker Co.	200	8,362
		17,209
Household Products - 0.7%
Clorox Co.	400	19,908
Procter & Gamble Co.	900	46,935
		66,843
Personal Products - 0.3%
Gillette Co.	680	26,506
Tobacco - 0.2%
Altria Group, Inc.	330	15,708
TOTAL CONSUMER STAPLES		285,900
Common Stocks - continued
	Shares	Value
ENERGY - 12.1%
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	1,000	$ 40,300
ENSCO International, Inc.	810	24,389
GlobalSantaFe Corp.	1,100	30,140
Halliburton Co.	2,100	66,675
National-Oilwell, Inc. (a)	400	13,380
Pride International, Inc. (a)	1,300	23,400
Rowan Companies, Inc. (a)	600	14,652
Smith International, Inc. (a)	600	34,968
Transocean, Inc. (a)	1,900	53,960
Varco International, Inc. (a)	600	14,502
Weatherford International Ltd. (a)	1,430	66,895
		383,261
Oil & Gas - 7.7%
Amerada Hess Corp.	300	25,005
Apache Corp.	500	23,265
BP PLC sponsored ADR	400	22,544
Burlington Resources, Inc.	800	30,536
ChevronTexaco Corp.	1,650	157,823
ConocoPhillips	800	63,016
Encore Acquisition Co. (a)	500	14,735
Exxon Mobil Corp.	5,570	257,891
Occidental Petroleum Corp.	800	39,416
Premcor, Inc. (a)	400	14,360
Quicksilver Resources, Inc. (a)	300	9,501
Valero Energy Corp.	300	22,476
		680,568
TOTAL ENERGY		1,063,829
FINANCIALS - 24.4%
Capital Markets - 3.5%
Bear Stearns Companies, Inc.	400	33,368
Lehman Brothers Holdings, Inc.	600	42,060
Merrill Lynch & Co., Inc.	2,400	119,328
Morgan Stanley	2,200	108,526
Raymond James Financial, Inc.	300	7,011
		310,293
Commercial Banks - 5.9%
Bank of America Corp.	3,371	286,569
Banknorth Group, Inc.	600	19,146
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	300	$ 10,116
Fifth Third Bancorp	200	9,872
SouthTrust Corp.	1,200	46,548
SunTrust Banks, Inc.	200	13,190
Texas Capital Bancshares, Inc.	500	8,230
UCBH Holdings, Inc.	500	19,545
Wachovia Corp.	1,200	53,172
Wells Fargo & Co.	950	54,540
		520,928
Consumer Finance - 0.2%
MBNA Corp.	600	14,814
Diversified Financial Services - 4.6%
CIT Group, Inc.	280	9,733
Citigroup, Inc.	5,900	260,131
J.P. Morgan Chase & Co.	3,740	139,614
		409,478
Insurance - 6.9%
ACE Ltd.	1,500	60,885
AFLAC, Inc.	1,500	59,460
Allianz AG sponsored ADR	1,400	13,482
AMBAC Financial Group, Inc.	710	50,488
American International Group, Inc.	2,840	200,646
American Medical Securities Group, Inc. (a)	500	12,705
Arch Capital Group Ltd. (a)	300	11,550
Conseco, Inc. (a)	400	7,192
Hartford Financial Services Group, Inc.	500	32,550
Marsh & McLennan Companies, Inc.	250	11,095
MetLife, Inc.	600	21,402
PartnerRe Ltd.	100	5,231
Scottish Re Group Ltd.	300	6,120
St. Paul Travelers Companies, Inc.	816	30,249
UnumProvident Corp.	1,500	23,925
W.R. Berkley Corp.	1,000	40,940
XL Capital Ltd. Class A	300	21,204
		609,124
Real Estate - 1.2%
Apartment Investment & Management Co. Class A	2,600	83,122
iStar Financial, Inc.	300	11,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Manufactured Home Communities, Inc.	150	$ 4,754
Spirit Financial Corp. (b)	300	3,000
		102,276
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	1,160	82,314
Freddie Mac	200	12,862
Golden West Financial Corp., Delaware	220	23,520
New York Community Bancorp, Inc.	1,633	31,419
Sovereign Bancorp, Inc.	1,000	21,770
The PMI Group, Inc.	100	4,123
Washington Mutual, Inc.	300	11,640
		187,648
TOTAL FINANCIALS		2,154,561
HEALTH CARE - 10.0%
Biotechnology - 1.7%
Alkermes, Inc. (a)	900	9,711
Amgen, Inc. (a)	400	22,752
Biogen Idec, Inc. (a)	200	12,000
BioMarin Pharmaceutical, Inc. (a)	2,600	14,872
Caliper Life Sciences, Inc. (a)	3,500	20,685
Cephalon, Inc. (a)	200	10,104
Genentech, Inc. (a)	400	19,472
MedImmune, Inc. (a)	700	16,128
Millennium Pharmaceuticals, Inc. (a)	650	7,228
ONYX Pharmaceuticals, Inc. (a)	500	17,065
		150,017
Health Care Equipment & Supplies - 3.5%
Baxter International, Inc.	4,940	148,546
Dade Behring Holdings, Inc. (a)	400	19,876
Immucor, Inc. (a)	600	12,156
Medtronic, Inc.	600	29,802
St. Jude Medical, Inc. (a)	200	13,626
Thermo Electron Corp. (a)	900	23,148
Waters Corp. (a)	1,400	61,432
		308,586
Health Care Providers & Services - 1.5%
Community Health Systems, Inc. (a)	300	7,383
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Covance, Inc. (a)	250	$ 9,173
HealthSouth Corp. (a)	3,800	20,520
Odyssey Healthcare, Inc. (a)	400	6,872
PacifiCare Health Systems, Inc. (a)	460	14,062
Tenet Healthcare Corp. (a)	1,900	21,242
UnitedHealth Group, Inc.	800	50,320
		129,572
Pharmaceuticals - 3.3%
Barr Pharmaceuticals, Inc. (a)	600	20,610
Johnson & Johnson	1,380	76,273
Merck & Co., Inc.	1,850	83,898
Pfizer, Inc.	700	22,372
Schering-Plough Corp.	3,540	68,888
Wyeth	700	24,780
		296,821
TOTAL HEALTH CARE		884,996
INDUSTRIALS - 18.9%
Aerospace & Defense - 4.6%
Bombardier, Inc. Class B (sub. vtg.)	2,600	6,533
DRS Technologies, Inc. (a)	300	10,716
Goodrich Corp.	300	9,699
Honeywell International, Inc.	4,940	185,793
Lockheed Martin Corp.	940	49,811
Northrop Grumman Corp.	400	21,040
Precision Castparts Corp.	450	25,349
Raytheon Co.	1,200	40,260
The Boeing Co.	600	30,450
Triumph Group, Inc. (a)	400	13,192
United Defense Industries, Inc. (a)	400	13,860
		406,703
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	260	12,067
Ryder System, Inc.	200	8,580
		20,647
Airlines - 0.6%
AirTran Holdings, Inc. (a)	800	8,920
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC sponsored ADR (a)	200	$ 6,262
Southwest Airlines Co.	2,400	34,728
		49,910
Building Products - 0.6%
Masco Corp.	1,850	55,944
Commercial Services & Supplies - 3.1%
Asset Acceptance Capital Corp.	100	1,722
Avery Dennison Corp.	400	24,228
Career Education Corp. (a)	600	20,286
Cendant Corp.	2,800	64,064
Cintas Corp.	800	33,568
Monster Worldwide, Inc. (a)	400	8,836
On Assignment, Inc. (a)	700	3,507
Robert Half International, Inc.	2,500	69,550
ServiceMaster Co.	600	7,008
United Rentals, Inc. (a)	1,000	19,840
Waste Management, Inc.	800	22,512
		275,121
Construction & Engineering - 0.8%
Chicago Bridge & Iron Co. NV	900	26,271
Fluor Corp.	900	40,995
MasTec, Inc. (a)	1,200	7,488
		74,754
Electrical Equipment - 0.2%
FuelCell Energy, Inc. (a)	600	5,964
Rockwell Automation, Inc.	200	7,482
		13,446
Industrial Conglomerates - 8.1%
3M Co.	120	9,883
General Electric Co.	15,430	513,044
Tyco International Ltd.	6,100	189,100
		712,027
Machinery - 0.5%
AGCO Corp. (a)	200	4,184
Mueller Industries, Inc.	500	19,060
SPX Corp.	500	20,475
		43,719
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	270	$ 14,297
TOTAL INDUSTRIALS		1,666,568
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.7%
Comverse Technology, Inc. (a)	1,000	17,060
Foundry Networks, Inc. (a)	1,800	18,468
Juniper Networks, Inc. (a)	300	6,888
Lucent Technologies, Inc. (a)	2,600	7,930
Motorola, Inc.	500	7,965
Scientific-Atlanta, Inc.	200	6,150
		64,461
Computers & Peripherals - 0.6%
Diebold, Inc.	50	2,305
Hewlett-Packard Co.	400	8,060
International Business Machines Corp.	410	35,699
Western Digital Corp. (a)	500	3,505
		49,569
Electronic Equipment & Instruments - 0.9%
Amphenol Corp. Class A (a)	500	15,715
Avnet, Inc. (a)	200	3,884
Flextronics International Ltd. (a)	2,100	26,397
Molex, Inc.	300	8,688
PerkinElmer, Inc.	1,400	24,612
		79,296
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	500	15,400
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	390	20,241
BearingPoint, Inc. (a)	1,000	8,260
Paychex, Inc.	900	27,639
The BISYS Group, Inc. (a)	100	1,365
		57,505
Office Electronics - 0.2%
Xerox Corp. (a)	1,300	18,018
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	200	7,940
Cabot Microelectronics Corp. (a)	800	28,392
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
DSP Group, Inc. (a)	400	$ 7,884
Freescale Semiconductor, Inc. Class A	1,500	21,075
Intel Corp.	600	14,628
KLA-Tencor Corp. (a)	600	24,726
Lam Research Corp. (a)	600	14,310
PMC-Sierra, Inc. (a)	600	7,128
Samsung Electronics Co. Ltd.	28	10,009
		136,092
Software - 2.0%
BEA Systems, Inc. (a)	1,669	10,832
Microsoft Corp.	5,360	152,546
PalmSource, Inc. (a)	800	16,208
		179,586
TOTAL INFORMATION TECHNOLOGY		599,927
MATERIALS - 6.7%
Chemicals - 2.9%
Dow Chemical Co.	2,400	95,736
E.I. du Pont de Nemours & Co.	1,900	81,453
Lyondell Chemical Co.	1,800	32,724
Millennium Chemicals, Inc.	1,800	31,770
Olin Corp.	800	13,824
		255,507
Containers & Packaging - 1.3%
Ball Corp.	200	14,436
Bemis Co., Inc.	300	7,944
Owens-Illinois, Inc. (a)	1,912	28,106
Packaging Corp. of America	1,300	30,368
Smurfit-Stone Container Corp. (a)	1,800	33,498
		114,352
Metals & Mining - 2.4%
Alcoa, Inc.	900	28,827
Companhia Vale do Rio Doce sponsored ADR	200	10,780
Freeport-McMoRan Copper & Gold, Inc. Class B	600	20,910
Massey Energy Co.	900	24,885
Metals USA, Inc. (a)	100	1,635
Newmont Mining Corp.	350	14,165
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	1,000	$ 83,650
Phelps Dodge Corp.	300	23,382
		208,234
Paper & Forest Products - 0.1%
Bowater, Inc.	260	9,698
TOTAL MATERIALS		587,791
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.3%
Citizens Communications Co. (a)	500	7,200
Covad Communications Group, Inc. (a)	11,100	21,090
SBC Communications, Inc.	7,850	198,919
Verizon Communications, Inc.	3,800	146,452
		373,661
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	700	15,932
Nextel Partners, Inc. Class A (a)	800	12,856
Western Wireless Corp. Class A (a)	300	7,917
		36,705
TOTAL TELECOMMUNICATION SERVICES		410,366
UTILITIES - 2.2%
Electric Utilities - 1.7%
Entergy Corp.	600	34,500
FirstEnergy Corp.	800	31,280
PG&E Corp. (a)	1,000	28,540
PPL Corp.	400	18,540
Southern Co.	300	8,784
TXU Corp.	400	15,864
Westar Energy, Inc.	700	14,119
		151,627
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	2,200	21,230
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Calpine Corp. (a)	2,500	$ 9,650
Public Service Enterprise Group, Inc.	200	7,800
		38,680
TOTAL UTILITIES		190,307
TOTAL COMMON STOCKS (Cost $8,238,072)		8,814,295
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.32%, dated 7/30/04 due 8/2/04) (Cost $29,000)	$ 29,003	29,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $8,267,072)		8,843,295
NET OTHER ASSETS - (0.3)%		(23,899)
NET ASSETS - 100%		$ 8,819,396
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,000 or 0.0% of net assets.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $8,306,987. Net unrealized appreciation aggregated $536,308, of which $805,394 related to appreciated investment securities and $269,086 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

FAEM-QTLY-0904

1.804858.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
Austria - 0.9%
Bank Austria Creditanstalt AG	411	$ 24,219
Bermuda - 1.1%
Central European Media Enterprises Ltd. Class A (a)	900	20,727
Skyworth Digital Holdings Ltd.	34,000	9,481
TOTAL BERMUDA		30,208
Brazil - 10.2%
Banco Bradesco SA (PN)	500	23,175
Caemi Mineracao E Metalurgia SA (PN) (a)	47,200	20,667
Centrais Electricas Brasileiras (Electrobras) SA (PN-B)	1,544,700	21,054
Companhia Vale do Rio Doce sponsored ADR (non-vtg.)	900	39,690
Gerdau SA sponsored ADR	2,200	31,284
Natura Cosmeticos SA	1,000	17,086
Petroleo Brasileiro SA Petrobras:
(PN)	600	15,398
sponsored:
ADR	200	5,656
ADR (non-vtg.)	2,200	56,430
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	1,300	18,527
Votorantim Celulose e Papel SA sponsored ADR	900	32,184
TOTAL BRAZIL		281,151
China - 0.9%
China Telecom Corp. Ltd. (H Shares)	78,000	26,000
Czech Republic - 0.7%
Philip Morris CR AS	35	20,351
Egypt - 0.5%
Orascom Telecom SAE unit (a)	1,354	13,418
Hong Kong - 1.4%
China Mobile (Hong Kong) Ltd.	4,300	12,487
China Overseas Land & Investment Ltd.	82,000	16,190
Denway Motors Ltd.	28,000	10,500
TOTAL HONG KONG		39,177
Hungary - 1.7%
MOL Magyar Olay-es Gazipari RT Series A (For. Reg.)	500	20,608
OTP Bank Rt.	1,300	26,816
TOTAL HUNGARY		47,424
India - 2.6%
Bank of India	13,500	13,962
ICICI Bank Ltd.	2,000	11,539
Common Stocks - continued
	Shares	Value
India - continued
Larsen & Toubro Ltd.	575	$ 9,608
Oil & Natural Gas Corp. Ltd.	1,296	20,039
Wipro Ltd.	1,442	17,008
TOTAL INDIA		72,156
Indonesia - 4.6%
PT Astra International Tbk	22,000	13,354
PT Hanjaya Mandala Sampoerna Tbk	46,000	27,420
PT Indosat Tbk	41,900	18,904
PT Indosat Tbk sponsored ADR	1,200	27,492
PT Telkomunikasi Indonesia Tbk	33,000	27,972
PT Telkomunikasi Indonesia Tbk sponsored ADR	600	10,206
TOTAL INDONESIA		125,348
Israel - 4.3%
Bank Hapoalim BM (Reg.)	6,100	16,631
M-Systems Flash Disk Pioneers Ltd. (a)	1,600	22,238
RADWARE Ltd. (a)	800	14,304
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,200	65,120
TOTAL ISRAEL		118,293
Korea (South) - 18.9%
Amorepacific Corp.	50	8,916
Asiana Airlines (a)	3,000	5,555
Daegu Bank Co. Ltd.	1,230	6,538
Daelim Industrial Co.	540	15,184
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,390	16,384
Hanjin Shipping Co. Ltd.	600	8,641
Hansol Paper Co. Ltd.	2,500	16,717
Hyundai Motor Co. Ltd.	640	23,811
Industrial Bank of Korea	1,000	5,289
Interflex Co. Ltd.	458	9,364
Kia Motors Corp.	1,620	12,638
Kumho Electric Co. Ltd.	210	6,697
LG Corp.	620	9,036
LG Electronics, Inc.	890	37,156
LG Petrochemical Co. Ltd.	850	17,889
NCsoft Corp. (a)	150	10,994
Nong Shim Co. Ltd.	100	19,760
POSCO	200	27,347
Samsung Electro-Mechanics Co. Ltd. (a)	300	7,240
Samsung Electronics Co. Ltd.	556	198,757
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung SDI Co. Ltd.	350	$ 32,855
Shinhan Financial Group Co. Ltd.	1,580	23,094
TOTAL KOREA (SOUTH)		519,862
Luxembourg - 0.3%
Millicom International Cellular SA (a)	400	6,748
Malaysia - 5.0%
Commerce Asset Holding BHD	17,100	21,060
Genting BHD	500	1,974
IOI Corp. BHD	9,100	19,038
Malakoff BHD	16,500	27,572
Malayan Banking BHD	9,000	25,342
Maxis Communications BHD	5,600	12,968
Public Bank BHD (For. Reg.)	7,500	13,816
Telekom Malaysia BHD	5,900	15,992
TOTAL MALAYSIA		137,762
Mexico - 8.3%
America Movil SA de CV sponsored ADR	2,200	78,606
Cemex SA de CV sponsored ADR	1,900	53,542
Consorcio ARA SA de CV (a)	6,500	17,655
Corporacion Geo SA de CV Series B (a)	5,000	6,834
Fomento Economico Mexicano SA de CV sponsored ADR	500	21,970
Grupo Modelo SA de CV Series C	7,700	19,059
Wal-Mart de Mexico SA de CV Series V	10,200	31,020
TOTAL MEXICO		228,686
Philippines - 1.4%
Philippine Long Distance Telephone Co. (a)	1,700	37,953
Poland - 0.4%
KGHM Polska Miedz SA (Bearer) (a)	1,300	10,260
Russia - 3.5%
JSC MMC 'Norilsk Nickel' sponsored ADR	315	16,128
Lukoil Oil Co. sponsored ADR	400	43,600
Mobile TeleSystems OJSC sponsored ADR	100	11,705
OAO Gazprom sponsored ADR	400	11,800
YUKOS Corp. sponsored ADR	800	12,600
TOTAL RUSSIA		95,833
South Africa - 8.0%
ABSA Group Ltd.	2,625	21,415
African Bank Investments Ltd.	10,700	19,827
Common Stocks - continued
	Shares	Value
South Africa - continued
Edgars Consolidated Stores Ltd.	813	$ 20,701
Harmony Gold Mining Co. Ltd.	1,900	20,942
Impala Platinum Holdings Ltd.	308	24,399
Massmart Holdings Ltd.	2,085	10,758
MTN Group Ltd.	8,400	36,095
Sanlam Ltd.	16,800	23,482
Sasol Ltd.	1,638	27,147
Telkom SA Ltd.	1,296	16,614
TOTAL SOUTH AFRICA		221,380
Taiwan - 7.2%
Asia Optical Co., Inc.	2,297	10,340
AU Optronics Corp.	7,150	8,330
Chinatrust Financial Holding Co.	16,000	16,334
Delta Electronics, Inc.	12,500	15,409
Far Eastern Textile Ltd.	21,000	11,183
Far EasTone Telecommunications Co. Ltd.	11,000	10,874
Hon Hai Precision Industries Co. Ltd.	9,000	32,436
Polaris Securities Co. Ltd. (a)	17,000	7,502
Quanta Computer, Inc.	7,703	12,464
Taiwan Cellular Co. Ltd.	13,000	11,703
Taiwan Semiconductor Manufacturing Co. Ltd.	33,126	41,810
United Microelectronics Corp. (a)	33,000	21,068
TOTAL TAIWAN		199,453
Thailand - 2.6%
Shin Corp. PCL (For. Reg.)	19,800	17,856
Siam Cement PCL (For. Reg.)	4,900	28,946
Siam Commercial Bank PCL (For. Reg.)	23,400	25,777
TOTAL THAILAND		72,579
Turkey - 2.8%
Dogan Yayin Holding AS (a)	6,178,671	21,038
Enka Insaat ve Sanayi AS	510,512	10,691
Tofas Turk Otomobil Fabrikasi AS (a)	6,394,634	13,391
Turkcell Iletisim Hizmet AS sponsored ADR	130	3,875
Turkiye Garanti Bankasi AS	4,103,491	12,715
Turkiye Is Bankasi AS Series C unit	4,181,400	16,089
TOTAL TURKEY		77,799
United Kingdom - 3.5%
Anglo American PLC (South Africa)	4,481	95,345
Common Stocks - continued
	Shares	Value
United States of America - 1.2%
Central European Distribution Corp. (a)	400	$ 9,644
NII Holdings, Inc. (a)	300	11,406
Zoran Corp. (a)	700	12,383
TOTAL UNITED STATES OF AMERICA		33,433
TOTAL COMMON STOCKS (Cost $2,726,085)		2,534,838
Cash Equivalents - 7.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.32%, dated 7/30/04 due 8/2/04) (Cost $193,000)	$ 193,021	193,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,919,085)		2,727,838
NET OTHER ASSETS - 1.0%		26,356
NET ASSETS - 100%		$ 2,754,194
Legend
(a) Non-income producing
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $2,923,971. Net unrealized depreciation aggregated $196,133, of which $76,823 related to appreciated investment securities and $272,956 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Korea Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AKOR-QTLY-0904

1.804850.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 22.9%
Auto Components - 1.2%
Hankook Tire Co. Ltd.	22,190	$ 167,590
Automobiles - 6.9%
Hyundai Motor Co. Ltd.	16,200	602,726
Kia Motors Corp.	48,000	374,453
		977,179
Hotels, Restaurants & Leisure - 1.1%
Paradise Co. Ltd.	41,900	153,017
Household Durables - 5.2%
LG Electronics, Inc.	17,500	730,604
Media - 2.2%
Cheil Communications, Inc.	2,380	304,003
Multiline Retail - 6.3%
Hyundai Department Store Co. Ltd.	9,000	227,604
Shinsegae Co. Ltd.	2,800	654,093
		881,697
TOTAL CONSUMER DISCRETIONARY		3,214,090
CONSUMER STAPLES - 4.6%
Beverages - 1.6%
Lotte Chilsung Beverage Co. Ltd.	380	225,752
Food Products - 2.0%
Nong Shim Co. Ltd.	1,396	275,849
Personal Products - 1.0%
Amorepacific Corp.	800	142,649
TOTAL CONSUMER STAPLES		644,250
ENERGY - 6.5%
Oil & Gas - 6.5%
S-Oil Corp.	7,800	345,032
SK Corp.	14,000	567,681
		912,713
FINANCIALS - 20.4%
Commercial Banks - 16.8%
Hana Bank	38,400	730,801
Kookmin Bank (a)	27,800	766,198
Shinhan Financial Group Co. Ltd.	59,092	863,710
		2,360,709
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 3.6%
Samsung Fire & Marine Insurance Co. Ltd.	9,000	$ 504,586
TOTAL FINANCIALS		2,865,295
INDUSTRIALS - 4.3%
Electrical Equipment - 1.2%
Kumho Electric Co. Ltd.	5,310	169,337
Industrial Conglomerates - 3.1%
LG Corp.	30,000	437,205
TOTAL INDUSTRIALS		606,542
INFORMATION TECHNOLOGY - 24.9%
Electronic Equipment & Instruments - 4.6%
Dae Duck Electronics Co. Ltd.	10,000	71,153
LG.Philips LCD Co. Ltd. ADR	9,800	138,180
Samsung Electro-Mechanics Co. Ltd. (a)	6,330	152,756
Samsung SDI Co. Ltd.	3,000	281,612
		643,701
Internet Software & Services - 1.0%
NHN Corp.	1,700	141,217
Semiconductors & Semiconductor Equipment - 18.1%
Samsung Electronics Co. Ltd.	7,100	2,538,105
Software - 1.2%
NCsoft Corp. (a)	2,400	175,911
TOTAL INFORMATION TECHNOLOGY		3,498,934
MATERIALS - 3.9%
Chemicals - 0.6%
LG Petrochemical Co. Ltd.	4,000	84,183
Metals & Mining - 2.1%
Dongkuk Steel Mill Co. Ltd.	4,240	36,275
POSCO	1,950	266,631
		302,906
Paper & Forest Products - 1.2%
Hansol Paper Co. Ltd.	24,700	165,161
TOTAL MATERIALS		552,250
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 2.0%
Hanaro Telecom, Inc. (a)	10,000	$ 21,003
Hanaro Telecom, Inc. sponsored ADR (a)	50,000	106,500
Lightron Fiber-Optic Devices, Inc.	12,800	150,330
		277,833
Wireless Telecommunication Services - 3.5%
SK Telecom Co. Ltd.	3,650	497,514
TOTAL TELECOMMUNICATION SERVICES		775,347
UTILITIES - 1.6%
Electric Utilities - 0.5%
Korea Electric Power Corp.	4,000	67,381
Gas Utilities - 1.1%
Korea Gas Corp.	5,900	157,300
TOTAL UTILITIES		224,681
TOTAL COMMON STOCKS (Cost $11,039,361)		13,294,102
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 1.33% (b) (Cost $602,707)	602,707	602,707
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $11,642,068)		13,896,809
NET OTHER ASSETS - 1.1%		148,490
NET ASSETS - 100%		$ 14,045,299
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $11,684,835. Net unrealized appreciation aggregated $2,211,974, of which $3,365,546 related to appreciated investment securities and $1,153,572 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Japan Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

AJAF-QTLY-0904

1.804864.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 25.5%
Auto Components - 6.2%
Aisin Seiki Co. Ltd.	74,800	$ 1,638,005
Bridgestone Corp.	36,000	650,749
NOK Corp.	33,700	1,018,319
Sanden Corp.	83,000	537,434
Stanley Electric Co. Ltd.	49,100	749,780
		4,594,287
Automobiles - 5.5%
Honda Motor Co. Ltd.	24,900	1,208,646
Toyota Motor Corp.	71,100	2,843,997
		4,052,643
Distributors - 0.5%
Doshisha Co. Ltd.	8,600	365,052
Hotels, Restaurants & Leisure - 3.4%
H.I.S. Co. Ltd.	63,700	1,798,804
Oriental Land Co. Ltd.	3,700	231,260
Skylark Co. Ltd.	26,100	485,876
		2,515,940
Household Durables - 2.2%
D&M Holdings, Inc. (a)	139,000	390,018
Daito Trust Construction Co.	6,500	242,592
Matsushita Electric Industrial Co. Ltd.	20,000	269,200
Sanko Soflan Co., Inc.	84,000	320,302
Sumitomo Forestry Co. Ltd.	35,000	353,478
		1,575,590
Internet & Catalog Retail - 0.7%
Nissen Co. Ltd.	17,900	349,323
Senshukai Co. Ltd.	19,000	184,712
		534,035
Leisure Equipment & Products - 1.6%
Fuji Photo Film Co. Ltd.	32,000	961,194
Nidec Copal Corp.	15,500	227,213
		1,188,407
Media - 0.3%
Kadokawa Shoten Publishing Co. Ltd.	6,300	226,629
Multiline Retail - 1.8%
Don Quijote Co. Ltd.	5,700	318,333
Thanks Japan Corp.	126,600	1,029,241
		1,347,574
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.0%
Fast Retailing Co. Ltd.	5,000	$ 352,983
Nishimatsuya Chain Co. Ltd.	24,400	844,822
Pal Co. Ltd.	5,500	169,162
USS Co. Ltd.	10,010	810,198
		2,177,165
Textiles Apparel & Luxury Goods - 0.3%
Renown D'urban Holdings, Inc. (a)	13,900	211,009
TOTAL CONSUMER DISCRETIONARY		18,788,331
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.4%
Ito Yokado Ltd.	18,000	700,931
Lawson, Inc.	7,800	303,035
		1,003,966
Food Products - 0.4%
Kibun Food Chemifa Co. Ltd.	16,000	310,086
Tobacco - 0.5%
Japan Tobacco, Inc.	48	367,355
TOTAL CONSUMER STAPLES		1,681,407
ENERGY - 2.0%
Oil & Gas - 2.0%
Cosmo Oil Co. Ltd.	215,000	618,733
Nippon Mining Holdings, Inc.	194,000	816,512
		1,435,245
FINANCIALS - 22.4%
Capital Markets - 2.1%
JAFCO Co. Ltd.	3,300	201,511
Mitsubishi Securities Co. Ltd.	88,000	1,020,118
Shinki Co. Ltd.	39,100	318,933
		1,540,562
Commercial Banks - 11.6%
Fukuoka City Bank Ltd.	177,000	515,743
Hogukin Financial Group, Inc.	286,000	676,451
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	149	1,349,940
Mitsui Trust Holdings, Inc.	148,000	1,038,176
Mizuho Financial Group, Inc.	398	1,510,464
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Nishi-Nippon Bank Ltd.	90,000	$ 373,937
Sumitomo Mitsui Financial Group, Inc.	219	1,321,543
Tokyo Tomin Bank Ltd.	39,000	911,911
UFJ Holdings, Inc. (a)	206	828,113
		8,526,278
Consumer Finance - 4.2%
Nichiei Co. Ltd.	52,300	388,975
Nippon Shinpan Co. Ltd.	200,000	685,283
ORIX Corp.	4,100	443,941
SFCG Co. Ltd.	7,500	1,526,373
STB Leasing Co. Ltd.	4,300	92,810
		3,137,382
Insurance - 2.2%
Fuji Fire & Marine Insurance Co. Ltd.	82,000	257,368
Millea Holdings, Inc.	60	884,932
T&D Holdings, Inc. (a)	9,750	453,325
		1,595,625
Real Estate - 2.3%
Arnest One Corp.	14,500	430,325
Sumitomo Realty & Development Co. Ltd.	50,000	570,619
Tokyu Land Corp.	269,000	728,171
		1,729,115
TOTAL FINANCIALS		16,528,962
HEALTH CARE - 3.2%
Pharmaceuticals - 3.2%
Chugai Pharmaceutical Co. Ltd.	33,900	533,217
Kyorin Pharmaceutical Co. Ltd.	8,000	124,898
Takeda Pharmaceutical Industries Ltd.	22,600	1,058,914
Yamanouchi Pharmaceutical Co. Ltd.	17,900	614,938
		2,331,967
INDUSTRIALS - 13.7%
Air Freight & Logistics - 0.9%
Yamato Transport Co. Ltd.	42,000	669,688
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 1.2%
Asahi Glass Co. Ltd.	79,000	$ 711,885
Daikin Industries Ltd.	6,000	148,118
		860,003
Commercial Services & Supplies - 3.4%
Diamond Lease Co. Ltd.	10,400	390,018
Meitec Corp.	5,300	185,890
Riso Kyoiku Co. Ltd.	576	808,094
Sumisho Lease Co. Ltd.	21,100	721,076
Teraoka Seisakusho Co. Ltd.	46,000	438,509
		2,543,587
Electrical Equipment - 2.4%
Fujikura Ltd.	199,000	966,410
Furukawa Electric Co. Ltd.	53,000	216,395
Hitachi Cable Ltd.	51,000	216,485
Sumitomo Electric Industries Ltd.	39,000	371,779
		1,771,069
Machinery - 2.2%
Ishikawajima-Harima Heavy Industries Co. Ltd.	207,000	307,163
Kitz Corp.	194,000	703,107
Nihon Trim Co. Ltd.	2,350	175,413
Nittoku Engineering Co. Ltd.	45,000	420,882
		1,606,565
Road & Rail - 2.5%
East Japan Railway Co.	191	1,042,646
Hamakyorex Co. Ltd.	10,400	340,447
Keio Electric Railway Co. Ltd.	84,000	447,970
		1,831,063
Trading Companies & Distributors - 0.7%
Mitsui & Co. Ltd.	26,000	195,243
Sumitomo Corp.	48,000	335,842
		531,085
Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	39,000	267,962
TOTAL INDUSTRIALS		10,081,022
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 0.7%
Japan Radio Co. Ltd. (a)	53,000	$ 220,684
Uniden Corp.	15,000	308,917
		529,601
Computers & Peripherals - 0.9%
Fujitsu Ltd.	110,000	682,585
Electronic Equipment & Instruments - 5.6%
Enplas Corp.	2,800	75,291
Hoya Corp.	4,700	483,970
Koha Co. Ltd.	16,300	507,199
Kyocera Corp.	8,200	634,201
Nichicon Corp.	13,400	157,505
Nidec Corp.	4,200	390,935
Nippon Electric Glass Co. Ltd.	81,000	1,443,788
Tokyo Cathode Laborator Co. Ltd.	34,800	438,149
		4,131,038
Internet Software & Services - 1.2%
Softbank Corp.	13,200	465,345
Telewave, Inc.	44	379,082
		844,427
IT Services - 0.8%
Hitachi Information Systems Co. Ltd.	6,000	159,180
NS Solutions Corp.	7,000	206,484
NS Solutions Corp. New (a)	7,000	206,484
		572,148
Office Electronics - 4.2%
Canon, Inc.	20,100	984,900
Konica Minolta Holdings, Inc.	94,500	1,238,244
Ricoh Co. Ltd.	45,000	878,187
		3,101,331
Semiconductors & Semiconductor Equipment - 1.4%
Nihon Inter Electronics Corp.	70,000	604,344
Sanken Electric Co. Ltd.	39,000	438,419
		1,042,763
Software - 3.1%
Dwango Co. Ltd.	25	712,712
Intelligent Wave, Inc.	245	396,601
Nihon Falcom Corp.	113	345,519
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nintendo Co. Ltd.	6,200	$ 691,398
Works Applications Co. Ltd. (a)	30	109,807
		2,256,037
TOTAL INFORMATION TECHNOLOGY		13,159,930
MATERIALS - 8.1%
Chemicals - 7.2%
Daicel Chemical Industries Ltd.	93,000	439,093
JSR Corp.	25,000	414,812
Kaneka Corp.	71,000	623,193
Mitsubishi Rayon Co. Ltd.	102,000	355,915
Nihon Micro Coating Co. Ltd. (a)	14,000	274,473
Nitto Denko Corp.	17,300	725,015
Okamoto Glass Co. Ltd.	24,000	297,855
Osaka Organic Chemical Industry Ltd.	36,000	462,970
Soken Chemical & Engineer Co. Ltd.	22,600	522,344
Sumitomo Chemical Co. Ltd.	80,000	329,511
Tateho Chemical Industries Co. Ltd.	71,000	268,178
Toyo Ink Manufacturing Co. Ltd.	167,000	593,237
		5,306,596
Construction Materials - 0.9%
Sumitomo Osaka Cement Co. Ltd.	262,000	659,742
TOTAL MATERIALS		5,966,338
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.0%
Nippon Telegraph & Telephone Corp.	148	728,752
Wireless Telecommunication Services - 2.1%
KDDI Corp.	309	1,581,195
TOTAL TELECOMMUNICATION SERVICES		2,309,947
TOTAL COMMON STOCKS (Cost $69,142,588)		72,283,149
Convertible Preferred Stocks - 1.2%
	Shares	Value
FINANCIALS - 1.2%
Diversified Financial Services - 1.2%
SMFG Finance Cayman Ltd. 2.25% (d)	15	$ 869,081
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $411,678)		869,081
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 1.33% (b)(c) (Cost $1,961,930)	1,961,930	1,961,930
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $71,516,196)		75,114,160
NET OTHER ASSETS - (2.0)%		(1,484,371)
NET ASSETS - 100%		$ 73,629,789
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $869,081 or 1.2% of net assets.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $72,048,240. Net unrealized appreciation aggregated $3,065,920, of which $8,289,051 related to appreciated investment securities and $5,223,131 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures.

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004